                                                                                          Registration No. 33-17850
                                                                                                  File No. 811-5360

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                     [X]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 31                                                                                 [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 27                                                                                                [X]

                                       OPPENHEIMER MAIN STREET FUNDS(R), INC.
                                (Exact Name of Registrant as Specified in Charter)

                               6803 South Tucson Way, Centennial, Colorado 80112-3924
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                                (Address of Principal Executive Offices) (Zip Code)

                                                   303-768-3200
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                               (Registrant's Telephone Number, including Area Code)

                                               Robert G. Zack, Esq.
                                              OppenheimerFunds, Inc.

                                  Two World Financial Center, 225 Liberty Street
                                           New York, New York 10281-1008
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]  Immediately upon filing pursuant to paragraph (b)
[X]    On October 25, 2004 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  On _____________ pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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PROSPECTUS

Oppenheimer Main Street Fund(R)
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Prospectus dated October 25, 2004

                                                             Oppenheimer Main Street Fund(R)is a mutual fund that
                                                             seeks a high total return.  It currently invests mainly
                                                             in common stocks.

                                                             This Prospectus contains important information about
                                                             the Fund's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features.  Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.
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         (logo) OppenheimerFunds
         The Right Way to Invest

CONTENTS

                           A B O U T  T H E  F U N D

         3                 The Fund's Investment Objective and Principal Investment Strategies

         3                 Main Risks of Investing in the Fund

         4                 The Fund's Past Performance

         5                 Fees and Expenses of the Fund

         7                 About the Fund's Investments

         10                How the Fund is Managed

                           A B O U T  Y O U R  A C C O U N T

                           11       How to Buy Shares
                           Class A Shares
                           Class B Shares
                           Class C Shares
                           Class N Shares
                           Class Y Shares

         22                Special Investor Services
                           AccountLink
                           PhoneLink
                           OppenheimerFunds Internet Website
                           Automatic Withdrawal and Exchange Plans
                           Retirement Plans

         24                How to Sell Shares

                           By Wire
                           By Mail
                           By Telephone

         26                How to Exchange Shares

         28                Shareholder Account Rules and Policies

         30                Dividends, Capital Gains and Taxes

                           31       Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high total return.

WHAT DOES THE FUND INVEST IN?  The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.  While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

     o   Multi-factor  quantitative  models:  The Fund uses both "top  down" and  "bottom  up"  models.  The
         "top down"  models  are  primarily  used to help the  portfolio  managers  determine  their  market capitalization  exposure  (large,  mid, small) and rely on indicators such as relative  valuations, relative  price trends and interest rate  relationships.  The "bottom up" models help the portfolio managers  identify the most attractive  stocks within each market  capitalization  category.  These stock selection  models are based upon many factors that measure the  attractiveness  of individual securities  relative to each other. The portfolio  managers  typically follow and analyze more than
         3,000 stocks on a daily basis and select those that are deemed attractive.

     o   Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
     o   Judgment:  The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking total return in their investment over the long term, with the opportunity for some current income.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a moderately aggressive fund focusing mainly on stock investments.  Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income.
Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the
Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund currently invests a substantial portion of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the
Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.
         A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently focuses its stock investments in U.S. issuers, it will be primarily affected by changes in U.S. stock markets.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  The Fund currently invests primarily in securities of large companies, but can also buy securities of small and medium-size companies, which may have more volatile prices than stocks of large companies.

         At times, the Manager may increase the Fund's emphasis of its investments in a particular industry compared to the weighting of that industry in the S&P 500 Index which the Fund uses as a performance benchmark.  To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate more in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the
Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

         In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down. While fixed-income securities have their own risks, and are not currently emphasized by the
Fund, they have the potential to help cushion the Fund's total return from changes in stock prices.  In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but may be more volatile than investment grade bond funds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax.  The Fund's past investment performance both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/04 through 9/30/04, the cumulative return (not annualized) before taxes for Class
A shares was 0.55%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 22.06% (4th QTR 98) and the lowest return (not annualized) before taxes for a calendar quarter was -16.50% (3rd QTR 02).

-------------------------------------------------- ------------------- ---------------------- ----------------------
Average Annual Total                                     1 Year

Returns for the periods Ended December 31, 2003                         5 Years (or Life of   10 Years (or Life of
                                                                          Class, if less)        Class, if less)

-------------------------------------------------- ------------------- ---------------------- ----------------------
-------------------------------------------------- ------------------- ---------------------- ----------------------

Class A Shares (inception 2/3/88)                        19.65%               -1.42%                  8.19%

Return before taxes
Return after taxes on distributions

Return after taxes on distributions and sale of          19.54%               -2.21%                  6.93%
fund shares                                              12.91%               -1.42%                  6.60%

-------------------------------------------------- ------------------- ---------------------- ----------------------
-------------------------------------------------- ------------------- ---------------------- ----------------------

S&P 500 Index (reflects no deductions for fees,          28.67%               -0.57%                 11.06%

expenses or taxes)
-------------------------------------------------- ------------------- ---------------------- ----------------------
-------------------------------------------------- ------------------- ---------------------- ----------------------

Class B Shares (inception 10/3/94)                       20.88%               -1.36%                  9.06%

-------------------------------------------------- ------------------- ---------------------- ----------------------
-------------------------------------------------- ------------------- ---------------------- ----------------------

Class C Shares (inception 12/1/93)                       24.95%               -1.00%                  8.01%

-------------------------------------------------- ------------------- ---------------------- ----------------------
-------------------------------------------------- ------------------- ---------------------- ----------------------

Class N Shares (inception 3/1/01)                        25.43%               -1.29%                   N/A

-------------------------------------------------- ------------------- ---------------------- ----------------------
-------------------------------------------------- ------------------- ---------------------- ----------------------

Class Y Shares (inception 11/1/96)                       27.21%               -0.06%                  7.29%

-------------------------------------------------- ------------------- ---------------------- ----------------------

1 From 12/31/93.
The Fund's average annual total returns include applicable sales charges: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5%
(1-year), 2% (5-year); and for Class C and Class N shares, the 1% contingent deferred sales charge for the
1-year period. There is no sales charge for Class Y shares.  Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's shares is compared to the S&P
500 Index, an unmanaged index of equity securities.  The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the
Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges.  The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2004.
Shareholder Fees (charges paid directly from your investment):

-------------------------------------- ------------- ---------------- -------------- -------------- -----------------
                                         Class A     Class B Shares      Class C        Class N      Class Y Shares
                                          Shares                         Shares         Shares
-------------------------------------- ------------- ---------------- -------------- -------------- -----------------
-------------------------------------- ------------- ---------------- -------------- -------------- -----------------
Maximum Sales Charge (Load) on
purchases                                 5.75%           None            None           None             None
(as % of offering price)
-------------------------------------- ------------- ---------------- -------------- -------------- -----------------
-------------------------------------- ------------- ---------------- -------------- -------------- -----------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering price or redemption              None1            5%2             1%3            1%4             None
proceeds)
-------------------------------------- ------------- ---------------- -------------- -------------- -----------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------- -------------- --------------- --------------- --------------- --------------
                                           Class A     Class B Shares  Class C Shares     Class N         Class Y
                                           Shares                                          Shares         Shares
--------------------------------------- -------------- --------------- --------------- --------------- --------------
--------------------------------------- -------------- --------------- --------------- --------------- --------------
Management Fees                             0.46%          0.46%           0.46%           0.46%           0.46%
--------------------------------------- -------------- --------------- --------------- --------------- --------------
--------------------------------------- -------------- --------------- --------------- --------------- --------------
Distribution and/or Service (12b-1)         0.25%          1.00%           1.00%           0.50%            N/A
Fees
--------------------------------------- -------------- --------------- --------------- --------------- --------------
--------------------------------------- -------------- --------------- --------------- --------------- --------------

Other Expenses                              0.22%          0.32%           0.24%           0.35%           0.14%

--------------------------------------- -------------- --------------- --------------- --------------- --------------
--------------------------------------- -------------- --------------- --------------- --------------- --------------

Total Annual Operating Expenses             0.93%          1.78%           1.70%           1.31%           0.60%

--------------------------------------- -------------- --------------- --------------- --------------- --------------

Expenses may vary in future years.  "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.  The Transfer Agent has voluntarily undertaken to the
Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes.  That undertaking may be amended or withdrawn at any time.  For the Fund's fiscal year ended
August 31, 2004, the transfer agent fees did not exceed the expense limitation described above by more than 0.01%, for each class.
1.       A contingent  deferred  sales charge may apply to  redemptions of investments of $1 million or more
     ($500,000  for  certain  retirement  plan  accounts)  of Class A shares.  See "How to Buy  Shares"  for details.
2.       Applies  to  redemptions  in first  year after  purchase.  The  contingent  deferred  sales  charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5%
return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:                        1 Year              3 Years             5 Years           10 Years
---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class A Shares                                  $664                 $854              $1,060             $1,652

---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class B Shares                                  $681                 $860              $1,164            $1,6641

---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class C Shares                                  $273                 $536               $923              $2,009

---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class N Shares                                  $233                 $415               $718              $1,579

---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class Y Shares                                   $61                 $192               $335               $750

---------------------------------------- -------------------- ------------------- ------------------ -----------------

If shares are not redeemed:                    1 Year              3 Years             5 Years           10 Years
---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class A Shares                                  $664                 $854              $1,060             $1,652

---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class B Shares                                  $181                 $560               $964             $1,6641

---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class C Shares                                  $173                 $536               $923              $2,009

---------------------------------------- -------------------- ------------------- ------------------ -----------------
---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class N Shares                                  $133                 $415               $718              $1,579

---------------------------------------- -------------------- ------------------- ------------------ -----------------
---------------------------------------- -------------------- ------------------- ------------------ -----------------

Class Y Shares                                   $61                 $192               $335               $750

---------------------------------------- -------------------- ------------------- ------------------ -----------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B,
Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1.   Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         In addition to in-depth quantitative research, the Manager tries to reduce risk by carefully controlling the portfolio weight of any one security in the Fund.  The Fund attempts to reduce its exposure to individual security risk by diversifying its investments across a broad number of stocks, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.
Additionally, the income the securities pay can change at any time.

Stock Investments.  The Fund currently invests mainly in common stocks.  The Fund currently focuses on securities of issuers that have large capitalizations.  Historically their stock prices have tended to be less volatile than securities of smaller issuers.  However, the Fund can buy stocks of issuers in all capitalization ranges. "Capitalization" refers to the market value of all of the issuers' outstanding common stock.

Portfolio Turnover.  A change in the securities held by the Fund is known as "portfolio turnover."  The
         Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rate during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of
Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

Debt Securities.  The mix of equities and debt securities in the Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.  The Fund's investments in debt securities can include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures.
         They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the Fund's net asset values.

         The debt securities the Fund buys may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc. or Standard & Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.

o        Interest Rate Risks.  The values of debt securities are subject to change when prevailing interest rates change.  When interest rates fall, the value of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

o        Credit Risks.  Debt securities are subject to credit risks.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares may fall.

o        Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its total assets in "lower-grade" securities commonly known as "junk bonds."  These are securities rated below
         "Baa" by Moody's Investors Service, Inc. or "BBB" by Standard & Poors Ratings Service or having similar ratings by other ratings organizations, or if unrated, assigned a comparable rating by the Manager. However, the Fund currently does not intend to invest more than 10% of its assets in lower-grade securities and cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

         Debt securities below investment grade, whether rated or unrated, have greater risks than investment-grade securities.  There may be less of a market for them and therefore they may be harder to value and sell at an acceptable price.  There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due.  These risks mean that the Fund's net asset value per share could be affected by declines in value of these securities.

Risks of Foreign Investing.  The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Other Equity Securities.  Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not  have an  active trading  market,  making it  difficult to value them or dispose of them  promptly at an  acceptable price.  Restricted  securities  may have terms that limit their  resale to other  investors  or may require  registration under applicable  securities laws before they may be sold publicly.  The Fund will not invest  more than 10% of its net assets in illiquid or  restricted  securities.  The Board can  increase  that limit to 15%.  Certain  restricted  securities  that are eligible for resale to qualified  institutional  purchasers  may  not be  subject  to that  limit.  The  Manager  monitors holdings of illiquid  securities on an ongoing  basis to determine  whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered
         "derivative" investments.  The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
         to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall.  Certain derivative investments held by the Fund might be illiquid.

  Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."
         Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.
         There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally, they would be money market instruments, short-term debt securities, U.S. government securities, cash equivalents such as highly-rated commercial paper, or repurchase agreements. They can also include other investment grade debt securities.  The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective.

Loans of  Portfolio  Securities.  The Fund has entered into a Securities  Lending  Agreement  with JP
         Morgan  Chase.  Under  that  agreement  portfolio  securities  of the Fund may be  loaned to brokers,  dealers  and  other  financial  institutions.  The  Securities  Lending  Agreement provides  that loans must be  adequately  collateralized  and may be made only in conformity with the Fund's  Securities  Lending  Guidelines,  adopted by the Fund's Board of Directors.
         The  value of the  securities  loaned  may not  exceed  25% of the value of the  Fund's  net assets.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to certain policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the
Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $155 billion in assets as of September 30, 2004 including other Oppenheimer funds, with more than 7 million shareholder accounts.  The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Portfolio Managers.  The Fund is co-managed by Nikolaos Monoyios and Marc Reinganum.  Mr. Monoyios is a
         Vice President of the Fund and a Senior Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds.  Dr. Reinganum is a Vice President of the Fund and a Vice President of the Manager.  Prior to joining the Manager in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University
         since 1995.  At Southern Methodist University he also served as the Director of the Finance
         Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of
         Business and member of the Board of Trustee Investment Committee.

PENDING LITIGATION.  Six law suits have been filed as putative derivative and class actions against the
Fund's investment Manager, Distributor and Transfer Agent, some of the Oppenheimer funds including the
Fund and Directors or Trustees of some of those funds, excluding the Fund. The complaints allege that the
Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in violation of the
Investment Company Act and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the defendant Directors breached their fiduciary duties to fund shareholders under the Investment Company Act and at common law. Those lawsuits were filed on
August 31, 2004, September 3, 2004, September 14, 2004, September 14, 2004, September 21, 2004 and
September 22, 2004, respectively, in the U.S. District Court for the Southern District of New York. The
complaints seek unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse affect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.  The Fund's management fee for the period ended August 31, 2004 was 0.46% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor,
Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the
         Distributor on your behalf.  A broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal
         Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire
         Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to
         "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with
         AccountLink. Details are in the Asset Builder Application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        If you establish one of the many types of retirement plan accounts that OppenheimerFunds offers, more fully described below under "Special Investor Services," you can start your account with as little as $500.
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of
         Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain
         $25.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can
         ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The
         New York Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M.,
         Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
         "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes "is designed to" accurately reflect the fair value.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in
         U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor.
         Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares.
The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in
         "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6  years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B
         Shares?" below.

------------------------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You
         Buy Class C Shares?" below.
------------------------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N
         Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing  for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  for example  for  retirement,  and do not expect to need  access to your money for seven years or more,
         Class B shares may be appropriate.

Are There  Differences  in Account  Features That Matter to You? Some account  features may not be available to Class B, Class C and Class N shareholders.  Other features may not be advisable  (because of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N  shareholders.
         Therefore,  you  should  carefully  review  how you  plan to use  your  investment  account  before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the
         Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.
Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
          Amount of Purchase           Front-End Sales          Front-End Sales           Concession As
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information
details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the
Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation"
or a "Letter of Intent." The Fund reserves the right to modify or to cease offering these programs at any time.
o        Right of Accumulation. To reduce the Class A front-end sales charge under the rates in the table above that apply to larger purchases, you can add to the amount of your current purchase the value of investments currently being made by you and your spouse (or previously made by you and your spouse and still held) in Class A and Class B shares of the Fund and other Oppenheimer funds (a list is in the Statement of Additional
          Information under "How to Buy Shares - The Oppenheimer Funds"). You may not include
          Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
          which you did not pay a sales charge for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including employee benefit plans for the same employer) that has multiple accounts. To qualify for this
          Right of Accumulation, if you are buying shares directly from the Fund you must inform the Fund's Distributor of your eligibility and holdings at the time of your purchase.
          If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

                 To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the
          Distributor or your current intermediary (depending on the way you are buying your shares) a copy of each account statement showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible Oppenheimer fund accounts based on the current offering price per share to determine what Class A sales charge breakpoints you may qualify for on your current purchase.

o        Letters of Intent. You may also reduce the Class A front-end sales charge on current purchases of shares of the Fund under the rates in the table above by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase Class A and/or Class B shares of the Fund (and other Oppenheimer funds except
          Class A shares of Oppenheimer Money Market Fund and Oppenheimer Cash Reserves) over a
          13-month period. The total amount of your intended purchases of Class A and Class B shares will determine the reduced sales charge rate that will apply to Class A shares of the Fund purchased during that period. You can include purchases made up to 90 days
          before the date of the Letter.   Submitting a Letter of Intent does not obligate you to
          purchase the specified amount of shares.  You can also apply the Right of Accumulation to these purchases.

               If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's
          Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of
          Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o        Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds without sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o        Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this Prospectus and in the Statement of Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o        Reinvestment Privilege.  Within six months of a redemption of certain Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund without sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o        Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors
          (primarily retirement plans that purchase shares in special programs through the
          Distributor). These are described in greater detail in Appendix C to the Statement of
          Additional Information, which is also available on the OppenheimerFunds website, at
          www.oppenheimerfunds.com (under the hyperlinks "Access Accounts and Services - Investor
          Service Center"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase or notify the
          Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
o        Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2)
          retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers, financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The
          Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions described in "Retirement Plans" in the Statement of Additional Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of
         Class A shares by certain retirement plans that satisfied certain requirements prior to March 1,
         2001 ("grandfathered retirement accounts").  However, those Class A shares may be subject to a
         Class A contingent deferred sales charge, as described below.  Retirement plans holding shares of
         Oppenheimer funds in an  omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary (other than OppenheimerFunds-sponsored Single DB Plus plans)
         are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

         The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:

         othe aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
         othe original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all
         Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------
In the table,  a "year" is a 12-month  period.  In  applying  the  contingent  deferred  sales  charge,  all purchases  are  considered  to have been made on the first  regular  business  day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional
Information for other circumstances where Class N shares are available for purchase.

         Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this
Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose.
They may include insurance companies, registered investment companies, employee benefit plans and Section
529 plans, among others.. Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

         Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to other
Oppenheimer funds that act as "funds of funds." The Fund's Board of Directors has approved making the
Fund's shares available as an investment to those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund, as described in their respective prospectuses. Those other funds, individually and/or collectively, may own significant amounts of the Fund's shares from time to time. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from the
Fund as a result of the activity of other investors and the Fund's then-current liquidity, those purchases and redemptions of the Fund's shares by funds of funds could require the Fund to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance, if the size of those purchases and redemptions were significant relative to the size of the Fund. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to "Are There
Limitations On Exchanges?".

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class
         A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
         Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25%
         per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25%
         service fees to dealers in advance for the first year after the shares are sold by the dealer.
         After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class
         B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class
         C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class
         N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

         Under certain circumstances, the Distributor will pay the full Class B, Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

         For Class C shares purchased through the OppenheimerFunds Recordkeeper Pro program, the
         Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.
         In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund.  Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."  In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers.  You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at
1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request
AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the
Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.
         You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the
         Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to
         Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have
Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the
Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover
         IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

     o   You wish to redeem more than $100,000 and receive a check.
     o   The redemption check is not payable to all shareholders listed on the account statement.
     o   The redemption check is not sent to the address of record on your account statement.
     o   Shares are being transferred to a Fund account with a different owner or name.
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities,
         or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.
         It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00
P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on PhoneLink, call
         1.800.225.5677.
         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period.
         The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER?  The  Distributor  has made  arrangements to repurchase Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A,
Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer
Agent of your eligibility for the waiver when you place your redemption request.)

         A  contingent  deferred  sales  charge  will be based on the  lesser of the net asset  value of the redeemed  shares at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o        the amount of your  account  value  represented  by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares  redeemed  in  the  special  circumstances  described  in  Appendix  C to the  Statement  of
         Additional Information.
         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:
     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares any regular business day.

     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange
Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange  requests  may be  made  either  by  calling  a  service representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone exchanges  may be made  only  between  accounts  that are  registered  with the  same  name(s)  and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o        Shares are redeemed from one fund and are normally purchased from the other fund in the same transaction on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an omnibus account) receives an exchange request that conforms to the policies described above.  It must be received by the close of The
         New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
         The Transfer Agent may delay the reinvestment of the proceeds of an exchange up to seven business days if it determines in its discretion that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.
o        The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected when its shares are repeatedly exchanged over the short term.  When large dollar amounts are involved, the Fund's implementation of its investment strategies may be negatively affected or the Fund might have to raise or retain more cash than the portfolio manager would normally retain, to meet unanticipated redemptions.  Frequent exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's performance.  When the Transfer Agent in its discretion believes frequent trading activity by any person, group or account would have a disruptive effect on the Fund's ability to manage its investments, the Fund and the Transfer Agent may reject purchase orders and/or exchanges into the Fund.  The history of exchange activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered by the Transfer Agent, with respect to the review of exchanges involving this Fund as part of the Transfer Agent's procedures to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the exercise of its judgment are not disruptive.  The Transfer Agent might not be able to detect frequent exchange activity conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no guarantee that the Transfer Agent's controls and procedures will be successful to identify investors who engage in excessive trading activity or to curtail that activity.

         As stated above, the Fund permits dealers or financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority).  The Manager, the
         Distributor and/or the Transfer Agent have agreements with a limited number of broker-dealers and investment advisers permitting them to submit exchange orders in bulk on behalf of their clients, provided that those broker-dealers or advisers agree to restrictions on their exchange activity
         (which are more stringent than the restrictions that apply to other shareholders).  Those restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts (including pursuant to the arrangements described above) if, in the Transfer Agent's judgment exercised in its discretion, those exchanges would be disruptive to either fund in the exchange transaction.

     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.
     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o        Frequent purchases and redemptions of the Fund's shares by funds of funds that invest in the Fund and periodically re-adjust the amount of their investment pursuant to asset reallocation programs (described in their prospectuses) may also increase the Fund's portfolio turnover and resulting transaction costs.  The Board of Directors of the Fund considered the possible effects of those transactions when it permitted these asset reallocation arrangements.  Please refer to "How To Buy Shares - Investments By Funds of Funds" for
         more information.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last "regular business day" of September.  See the Statement of Additional Information
         (shareholders may visit the OppenheimerFunds website) to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the
         National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the
         Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the
         Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer
         Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell
         Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below
         $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number,
         Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified
         Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.225.5677. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare  dividends  separately  for each class of shares from net investment income on an annual  basis and to pay them to  shareholders  in December on a date  selected by the Board of
Directors.  Dividends  and  distributions  paid to Class A and Class Y shares will  generally be higher than dividends  for Class B, Class C and Class N shares,  which  normally  have higher  expenses than Class A and
Class Y shares.  The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.
There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         The Fund intends each year to qualify as a "regulated investment company" under the Internal
Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This  information  is  only a  summary  of  certain  federal  income  tax  information  about  your investment.  You should  consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    29.62       $    27.90     $    32.15     $    45.41     $    42.89
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .26              .22            .16            .14            .21
Net realized and unrealized gain (loss)                 3.10             1.69          (4.29)        (11.18)          6.79
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.36             1.91          (4.13)        (11.04)          7.00
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.20)            (.19)          (.07)          (.12)            --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.20)            (.19)          (.12)         (2.22)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    32.78       $    29.62         $27.90     $    32.15     $    45.41
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     11.37%            6.93%        (12.90)%       (24.85)%        17.74%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $7,384,256       $7,033,312     $6,443,983     $7,320,747     $9,264,943
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $7,521,103       $6,310,359     $7,203,226     $7,954,409     $8,428,173
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   0.75%            0.87%          0.52%          0.47%          0.54%
Total expenses                                          0.93% 3,4        0.97% 3        0.99% 3        0.86% 3        0.90% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        35 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.68       $    27.04     $    31.34     $    44.50     $    42.42
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.21)            (.13)          (.20)          (.13)          (.08)
Net realized and unrealized gain (loss)                 3.20             1.77          (4.05)        (10.93)          6.64
                                                  ---------------------------------------------------------------------------
Total from investment operations                        2.99             1.64          (4.25)        (11.06)          6.56
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --             --             --             --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                           --               --           (.05)         (2.10)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    31.67       $    28.68     $    27.04     $    31.34     $    44.50
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     10.43%            6.06%        (13.58)%       (25.39)%        16.84%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $2,558,206       $2,941,765     $3,510,800     $5,404,510     $8,367,040
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,884,434       $2,964,666     $4,607,653     $6,630,335     $7,628,232
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                           (0.10)%           0.04%         (0.25)%        (0.29)%        (0.22)%
Total expenses                                          1.78% 3,4        1.81% 3        1.75% 3        1.61% 3        1.66% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        36 | OPPENHEIMER MAIN STREET FUND

CLASS C     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.69       $    27.03     $    31.33     $    44.50     $    42.41
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.03)              --           (.11)          (.11)          (.08)
Net realized and unrealized gain (loss)                 3.05             1.66          (4.14)        (10.96)          6.65
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.02             1.66          (4.25)        (11.07)          6.57
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --             --             --             --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --               --           (.05)         (2.10)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    31.71       $    28.69     $    27.03     $    31.33     $    44.50
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     10.53%            6.14%        (13.58)%       (25.42)%        16.87%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,241,930       $1,188,826     $1,198,517     $1,562,452     $2,213,568
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,278,659       $1,111,131     $1,432,566     $1,825,540     $2,004,263
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                           (0.01)%           0.09%         (0.24)%        (0.29)%        (0.23)%
Total expenses                                          1.70% 3,4        1.74% 3        1.75% 3        1.61% 3        1.67% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        37 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED AUGUST 31,                          2004         2003      2002    2001 1
--------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  29.33      $ 27.72   $ 32.09    $34.36
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .15          .20       .12       .02
Net realized and unrealized gain (loss)                    3.05         1.65     (4.31)    (2.29)
                                                       -------------------------------------------
Total from investment operations                           3.20         1.85     (4.19)    (2.27)
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.14)        (.24)     (.13)       --
Distributions from net realized gain                         --           --      (.05)       --
                                                       -------------------------------------------
Total dividends and/or distributions to shareholders       (.14)        (.24)     (.18)       --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  32.39      $ 29.33   $ 27.72    $32.09
                                                       ===========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        10.93%        6.78%   (13.15)%   (6.61)%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $150,955      $79,188   $43,464    $7,641
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $122,478      $60,950   $28,141    $2,672
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      0.38%        0.65%     0.28%     0.36%
Total expenses                                             1.31%        1.23%     1.24%     1.16%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 4,5     1.18%      N/A 4     N/A 4
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      76%          94%       78%       76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        38 | OPPENHEIMER MAIN STREET FUND

CLASS Y     YEAR ENDED AUGUST 31,                     2004        2003       2002       2001         2000
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  29.75    $  28.02   $  32.28   $  45.64     $  43.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .34         .11        .19        .17          .24
Net realized and unrealized gain (loss)               3.13        1.86      (4.28)    (11.22)        6.88
                                                  ---------------------------------------------------------
Total from investment operations                      3.47        1.97      (4.09)    (11.05)        7.12
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.29)       (.24)      (.12)      (.21)          --
Distributions from net realized gain                    --          --       (.05)     (2.10)       (4.48)
                                                  ---------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.29)       (.24)      (.17)     (2.31)       (4.48)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  32.93    $  29.75   $  28.02   $  32.28     $  45.64
                                                  =========================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                   11.69%       7.11%    (12.74)%   (24.76)%      18.00%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $570,991    $441,460   $225,298   $225,475     $260,289
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $558,130    $242,029   $227,835   $239,222     $205,586
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 1.07%       1.01%      0.74%      0.60%        0.77%
Total expenses                                        0.60%       0.87%      0.92%      0.79% 3      0.66%
Expenses after payments and waivers
and reduction to custodian expenses                    N/A 4      0.83%      0.78%      0.73%         N/A 4
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 76%         94%        78%        76%          73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

4. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Fund(R)
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:

                                            1.800.525.7048

------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can send us a request by e-mail or read or download documents on the OppenheimerFunds website: www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-5360
PR0700.001.1004
Printed on recycled paper

                                       APPENDIX TO THE PROSPECTUS OF
                                       OPPENHEIMER MAIN STREET FUND(R)

         Graphic material included in the Prospectus of Oppenheimer Main Street Fund ("the Fund") "Annual
Total Returns (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/94                                         -1.53%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/95                                         30.77%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/96                                         15.70%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         26.59%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         25.19%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         17.12%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         - 7.94%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         -10.46%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/02                                         -19.42%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

12/31/03                                         26.95%

------------------------------------------------ -------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

Oppenheimer Main Street Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated October 25, 2004

         This Statement of Additional Information is not a prospectus.  This document contains additional information about the Fund and supplements information in the Prospectus dated October 25, 2004.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents

                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

-------------------------------------------------------------------------------------------------------------------

A B O U T  T H E  F U N D
-------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the
Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the
Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Principal Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time.  The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal.  It can use some of the special investment techniques and strategies at some times or not at all.

              |_| Investments in Equity Securities.  The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range.  Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

              |_| Rights and Warrants.  The Fund can invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5% of its total assets in warrants or rights.
Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

              |_| Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible security is a function of its "investment value" and its "conversion value."
If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

         While some convertible securities are a form of debt security, in many cases their conversion feature
(allowing conversion into equity securities) caused them to be regarded by the Manager more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities.

         To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

o        whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o        whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
o        the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         |X|  Investments in Bonds and Other Debt Securities.  The Fund can invest in bonds, debentures and other debt securities to seek its investment objective. Because the Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the Fund's assets will be invested in debt securities.  However, if market conditions suggest that debt securities may offer better total return opportunities than stocks, or if the Manager determines to seek a higher amount of current income to distribute to shareholders, the Manager can shift more of the Fund's investments into debt securities.

         The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service,
Inc., or at least "BBB" by Standard & Poor's Corporation or Fitch, Inc., or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager can rely to some extent on the ratings of ratings organizations or it can use its own research to evaluate a security's credit-worthiness. If the securities that the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

|_|      U.S. Government Securities.  The Fund can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk.
                  Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the
                  United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury;
                  others, by discretionary authority of the U.S. government to purchase the agencies'
                  obligations; while others are supported only by the credit of the instrumentality.  If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S.
                  government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

              |_| Special Risks of Lower-Grade Securities.  While it is not anticipated that the Fund will invest a substantial portion of its assets in debt securities, the Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund can invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio).

         The Fund can invest up to 25% of its total assets in "lower grade" debt securities. However, the Fund does not currently intend to invest more that 10% of its total assets in lower grade debt securities.
"Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than
"Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities.  The Fund can invest in securities rated as low as "C" or
"D" or which may be in default at the time the Fund buys them.

         Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.
An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

         However, the Fund's limitations on buying these investments can reduce the effect of those risks to the
Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.  The Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.

         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.  Definitions of the debt security ratings categories of Moody's, S&P, and Fitch,
Inc. are included in Appendix A to this Statement of Additional Information.

         |X|  Foreign Securities.  The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities"
for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the
U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|_|      Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

   |X|   Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws.
PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or
"start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from
PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

         |X|  Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code. The Financial Highlights table at the end of the
Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies.  In seeking its objective, the Fund can from time to time use the types of investment strategies described below.  It is not required to use all of these strategies at all times and may, at times, not use any of them.

         |X|  Investing in Small, Unseasoned Companies.  The Fund can invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three years, including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

         |X|  When-Issued and Delayed-Delivery Transactions.  The Fund can invest in securities on a
"when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.

         The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received. The
Fund will identify on its books liquid securities of any type at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.  As a non-fundamental policy, the Fund cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company
Act.  The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

         |X|  Repurchase Agreements.  The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement having a maturity beyond seven days that causes more than 10% of its net assets to exceed that limit.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do
so.  The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund,
along with other affiliated mutual funds managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts.  These balances are invested in one or more repurchase agreements, secured by
U.S. government securities.  Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         |X|  Illiquid and Restricted Securities.  To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to value or to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus.
Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.
If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X|  Loans of Portfolio Securities.  The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Directors. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's total assets.  There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities in the coming year.

         The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the
Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         The Fund may lend its portfolio securities pursuant to the Securities Lending Agreement (the
"Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the Prospectus.
The Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the Securities
Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP
Morgan Chase and the Fund.  The Fund will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults.  The Securities Lending Agreement may be terminated by either
JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

         |X|  Derivatives.  The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

         Other derivative investments the Fund can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund can use. Typically these are short-term or intermediate-term debt securities.
Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments the Fund can use include debt exchangeable for common stock of an issuer or
"equity-linked debt securities" of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

         |X|  Hedging.  The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:

         o    sell futures contracts,
         o    buy puts on such futures or on securities, or
         o    write covered calls on securities or futures.  Covered calls can also be used to increase the
              Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

         o    buy futures, or
         o    buy calls on such futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the
Manager's discretion, as described below.  The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_|  Futures.  The Fund can buy and sell futures contracts that relate to (1)  broadly-based  stock indices  ("stock index  futures") (2) debt  securities  (these are referred to as "interest rate  futures"),
(3) other  broadly-based  securities  indices  (these are referred to as "financial  futures"),  (4) foreign currencies  (these are  referred to as  "forward  contracts"),  (5)  commodities  (these are  referred to as
"commodity futures"), or (6) an individual stock ("single stock futures").

         A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly.  Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.  Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund can elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_|      Put and Call Options.  The Fund can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o        Writing Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised.  Up to
25% of the Fund's total assets can be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the
Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.  To terminate its obligation on a call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books.  The Fund will identify additional liquid assets on its books if the value of the segregated assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o        Writing Put Options.  The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than 25% of the Fund's total assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books.  The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the
Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o        Purchasing Calls and Puts.  The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market.
When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date.
In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.
Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund can sell the put prior to its expiration.
That sale may or may not be at a profit.

         Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

         |_|      Buying and Selling Options on Foreign Currencies.  The Fund can buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S.
dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a "cross-hedging" strategy.  In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

              |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the
Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline.
If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

              |_| Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S.
dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund can also use "cross-hedging"
where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund can use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency.
When the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the
Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the
Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.
However, to avoid excess transactions and transaction costs, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Fund can purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund can purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the
Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract.  Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

              |_| Interest Rate Swap Transactions.  The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities that it owns.  The Fund will not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will identify liquid assets on its books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o        Regulatory  Aspects of Hedging  Instruments.  The  Commodities  Futures  Trading  Commission  (the "CFTC")
recently eliminated  limitations on futures trading by certain regulated entities including  registered  investment companies.  Consequently,  registered investment companies may engage in unlimited futures transactions and options thereon  provided that the Fund claims an exclusion  from  regulation as a commodity  pool  operator.  The Fund has claimed  such an  exclusion  from  registration  as a commodity  pool  operator  under the  Commodity  Exchange Act
("CEA").  The Fund may use futures and options for hedging and non-hedging  purposes to the extent  consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended  from time to time),  and as  otherwise  set forth in the Fund's  prospectus  or this  Statement  of
Additional Information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the
Fund (or an advisor that is an affiliate of the Fund's advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

              |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund can invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in "straddles" for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)      gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities,
              and
(2)      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |X|  Temporary Defensive and Interim Investments.  The Fund's temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii)
commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

|X|      What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority"

of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         o    67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o    more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such.  The Fund's Board of Directors can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X|  Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

         o    The Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o        The Fund cannot invest in commodities.  However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies.  It does not matter if the hedging instrument is considered to be a commodity or commodity contract.
         o    The Fund cannot invest in real estate or in interests in real estate.  However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

         o    The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o    The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o        The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed).  The Fund may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.

o        The Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements.

o        The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities.  This limit applies to 75% of the Fund's total assets.  The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|      Does the Fund Have Any  Restrictions  That Are Not  Fundamental?  The Fund has an  investment  restriction that is not a  fundamental  policy,  which  means it can be  changed  by the  Board of  Directors  without shareholder approval.

o        The Fund cannot  invest in the  securities of other  registered  investment  companies or registered  unit investment  trusts in reliance on  sub-paragraph  (F) or (G) of Section  12(d)(1) of the
             Investment Company Act of 1940.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is a "series" of Oppenheimer Main Street Funds, Inc.  That corporation is an open-end, management investment company organized as a Maryland corporation in 1987.  The Fund is a diversified mutual fund and commenced operations on February 3, 1988.

     |X| Classes of Shares. The Directors are authorized,  without shareholder  approval,  to create new series and classes of shares.  The Directors may reclassify  unissued shares of the Fund into additional  series or classes of shares.  The  Directors  also may divide or combine the shares of a class into a greater or lesser number of shares without  changing  the  proportionate  beneficial  interest  of a  shareholder  in the  Fund.  Shares  do not  have cumulative  voting  rights or  preemptive  or  subscription  rights.  Shares  may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         |X|  Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of
Incorporation or under Maryland law.

         The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders.
If the Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose.
The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

Board of Directors and Oversight Committees.  The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Directors has an Audit Committee, a Review Committee and a Governance Committee. The Audit
Committee is comprised solely of Independent Directors. The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr..  The Audit Committee held 6 meetings during the fiscal year ended August 31, 2004. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;  (iii) review reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent auditors and its Independent Trustees; and (v)
exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any non-audit service, including tax service, for the Fund and the Manager and certain affiliates of the Manager that are not prohibited by the Sarbanes-Oxley Act.

         The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman, and
Beverly Hamilton.  The Review Committee held 6 meetings during the fiscal year ended August 31, 2004.  Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

         The members of the Governance Committee are Robert Malone (Chairman), William Armstrong, Beverly
Hamilton and F. William Marshall, Jr.  Each member of the Committee is independent, meaning each person is not an
"interested person" as defined in the Investment Company Act.  The Governance Committee was established in August
2004 and did not hold any meetings during the Fund's fiscal year ended August 31, 2004.  The Governance Committee is expected to consider general governance matters, including a formal process for shareholders to send communications to the Board and the qualifications of candidates for board positions including consideration of any candidate recommended by shareholders.

         The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year.  The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions.  Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders.  The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees.  The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board as an individual Board member and may submit their correspondence electronically at www.opppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address above.  The Governance Committee will consider if a different process should be recommended to the Board.

Directors and Officers of the Fund. Except for Mr. Murphy, each of the Directors is an "Independent Director"
under the Investment Company Act. Mr. Murphy is an "Interested Director," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Director of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a director of the Fund and the other Board II
Funds (defined below) for which he is a trustee or director.

         The Fund's Directors and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Directors also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the
Directors. All of the Directors are also trustees or directors of the following Oppenheimer funds (except for Ms.
Hamilton and Mr Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund) (referred to as "Board II
Funds"):

Oppenheimer Cash Reserves                                      Oppenheimer Principal Protected Trust III
Oppenheimer Champion Income Fund                               Oppenheimer Real Asset Fund
Oppenheimer Capital Income Fund                                Oppenheimer Senior Floating Rate Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                    Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund                            Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund                       Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.                            Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                         Centennial Money Market Trust
Oppenheimer Municipal Fund                                     Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust                          Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust II

         Present or former  officers,  directors,  trustees and employees (and their  immediate  family members) of the Fund,  the Manager and its  affiliates,  and  retirement  plans  established  by them for their  employees  are permitted to purchase Class A shares of the Fund and the other  Oppenheimer  funds at net asset value without sales charge.  The sales  charges on Class A shares is waived for that group  because of the  economies of sales  efforts realized by the Distributor.

         Messrs. Murphy, Peterson, Vandehey, Vottiero, Wixted, Zack, Monoyios, Gillespie, Miao and Dr. Reinganum
and Mses. Bloomberg, Ives and Lee who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund. As of October 6, 2004 the Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent Director (and their immediate family members) do not own securities of either the
Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

         The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                  Independent Directors
---------------------------------------------------------------------------------------------------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any
                                                                                           of Shares       of the

Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Director;          Beneficially    Oppenheimer
Length of Service,             Number of Portfolios in Fund Complex Currently Overseen     Owned in the    Funds Overseen
Age                            by Director                                                 Fund            by Directors

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2003

------------------------------ ----------------------------------------------------------- --------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

William L. Armstrong,          Chairman  of  the  following   private   mortgage  banking  $50,001-$100,000Over $100,000
Chairman of the Board since    companies:  Cherry Creek  Mortgage  Company  (since 1991),
2003 and Director since 2001   Centennial  State Mortgage  Company  (since 1994),  The El
Age: 67                        Paso Mortgage  Company (since 1993),  Transland  Financial
                               Services,  Inc.  (since  1997);  Chairman of the following private  companies:  Great Frontier  Insurance  (insurance agency) (since 1995),  Ambassador  Media  Corporation  and
                               Broadway   Ventures   (since  1984);  a  director  of  the
                               following public  companies:  Helmerich & Payne, Inc. (oil and gas  drilling/production  company)  (since  1992)  and
                               UNUMProvident   (insurance   company)  (since  1991).  Mr.
                               Armstrong  is also a  Director/Trustee  of Campus  Crusade
                               for  Christ  and  the  Bradley   Foundation.   Formerly  a
                               director of the following:  Storage Technology Corporation
                               (a    publicly-held     computer     equipment    company)
                               (1991-February    2003),    and    International    Family
                               Entertainment  (television channel) (1992-1997),  Frontier
                               Real  Estate,  Inc.  (residential  real estate  brokerage)
                               (1994-1999),  and Frontier Title (title insurance  agency)
                               (1995-June  1999); a U.S.  Senator  (January  1979-January
                               1991).  Oversees  39  portfolios  in the  OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

Robert G. Avis,                Formerly,  Director and President of A.G. Edwards Capital,
Director since 1993            Inc.  (General  Partner of private  equity  funds)  (until
Age: 73                        February  2001);  Chairman,  President and Chief Executive
                               Officer of A.G. Edwards Capital,  Inc. (until March 2000);
                               Vice Chairman and Director of A.G. Edwards,  Inc. and Vice
                               Chairman  of A.G.  Edwards  & Sons,  Inc.  (its  brokerage
                               company  subsidiary) (until March 1999);  Chairman of A.G.       None        Over $100,000
                               Edwards   Trust  Company  and  A.G.E.   Asset   Management
                               (investment  advisor)  (until March 1999);  and a Director
                               (until  March  2000)  of  A.G.  Edwards  & Sons  and  A.G.
                               Edwards  Trust  Company.  Oversees  39  portfolios  in the
                               OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

George C. Bowen,               Formerly  Assistant  Secretary  and a  director  (December
Director since 1998            1991-April    1999)   of   Centennial   Asset   Management
Age: 68                        Corporation;  President,  Treasurer  and a director  (June
                               1989-April 1999) of Centennial Capital Corporation;  Chief
                               Executive Officer and a director of MultiSource  Services,  $10,001-$50,000  Over $100,000
                               Inc. (March 1996-April  1999).  Until April 1999 Mr. Bowen
                               held  several   positions  in   subsidiary  or  affiliated
                               companies of the Manager.  Oversees 39  portfolios  in the
                               OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

Edward L. Cameron,             A  member  of The  Life  Guard  of  Mount  Vernon,  George
Director since 2001            Washington's  home (since June  2000).  Formerly  Director
Age: 66                        (March   2001-May  2002)  of  Genetic  ID,  Inc.  and  its
                               subsidiaries  (a  privately  held  biotech   company);   a
                               partner (July 1974-June 1999) with  PricewaterhouseCoopers       None       $50,001-$100,000
                               LLP (an accounting  firm);  and Chairman  (July  1994-June
                               1998)   of  Price   Waterhouse   LLP   Global   Investment
                               Management   Industry   Services   Group.    Oversees   39
                               portfolios in the OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

Jon S. Fossel,                 Director  (since  February  1998)  of Rocky  Mountain  Elk
Director since 1990            Foundation  (a  not-for-profit   foundation);  a  director
Age: 62                        (since 1997) of Putnam Lovell Finance  (finance  company);
                               a  director  (since  June  2002)  of   UNUMProvident   (an
                               insurance   company).   Formerly   a   director   (October
                               1999-October  2003) of P.R.  Pharmaceuticals  (a privately
                               held  company);  Chairman  and a director  (until  October       None        Over $100,000
                               1996) and President  and Chief  Executive  Officer  (until
                               October 1995) of the Manager;  President,  Chief Executive
                               Officer   and  a   director   (until   October   1995)  of
                               Oppenheimer Acquisition Corp.,  Shareholders Services Inc.
                               and  Shareholder  Financial  Services,  Inc.  Oversees  39
                               portfolios in the OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

Sam Freedman,                  Director of Colorado Uplift (a non-profit charity) (since                  0
Director since 1996            September 1984). Formerly (until October 1994) Mr.
Age: 64                        Freedman held several positions in subsidiary or            $50,001-$100,00  Over $100,000
                               affiliated companies of the Manager. Oversees 39
                               portfolios in the OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

Beverly L. Hamilton,           Trustee of Monterey  International Studies (an educational
Director since 2002            organization)  (since  February  2000);  a director of The
Age: 58                        California   Endowment  (a   philanthropic   organization)
                               (since April 2002) and of  Community  Hospital of Monterey
                               Peninsula   (educational   organization)  (since  February
                               2002);  a  director  of  America  Funds  Emerging  Markets
                               Growth Fund (since October 1991) (an investment  company);
                               an advisor to Credit Suisse First Boston's  Sprout venture capital  unit.  Mrs.  Hamilton  also  is a  member  of the investment  committees of the  Rockefeller  Foundation and
                               of  the  University  of  Michigan.  Formerly,  Trustee  of       None       $50,001-$100,000
                               MassMutual   Institutional   Funds  (open-end   investment
                               company)   (1996-May  2004);  a  director  of  MML  Series
                               Investment  Fund (April  1989-May  2004) and MML  Services
                               (April 1987-May 2004)  (investment  companies);  member of
                               the   investment   committee   (2000-2003)   of   Hartford
                               Hospital;  an advisor (2000-2003) to Unilever  (Holland)'s pension fund; and President (February  1991-April 2000) of
                               ARCO   Investment   Management   Company.    Oversees   38
                               portfolios in the OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

Robert J. Malone,              Chairman, Chief Executive Officer and Director of Steele                   0
Director since 2002            Street State Bank (a commercial banking entity) (since
Age: 60                        August 2003); director of Colorado UpLIFT (a non-profit
                               organization) (since 1986); trustee (since 2000) of the
                               Gallagher Family Foundation (non-profit organization).
                               Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of
                               U.S. Bancorp and formerly Colorado National Bank,) (July    $50,001-$100,00  Over $100,000
                               1996-April 1, 1999), a director of: Commercial Assets,
                               Inc. (a REIT) (1993-2000), Jones Knowledge, Inc. (a
                               privately held company) (2001-July 2004) and U.S.
                               Exploration, Inc. (oil and gas exploration)
                               (1997-February 2004). Oversees 38 portfolios in the

                               OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

F. William Marshall, Jr.,      Trustee of  MassMutual  Institutional  Funds  (since 1996)
Director since 2001            and  MML  Series   Investment   Fund  (since  1987)  (both
Age: 62                        open-end   investment   companies)  and  the   Springfield
                               Library and Museum  Association (since 1995) (museums) and the Community  Music School of Springfield  (music school)
                               (since 1996); Trustee (since 1987),  Chairman of the Board
                               (since  2003) and  Chairman  of the  investment  committee
                               (since  1994)  for  the   Worcester   Polytech   Institute
                               (private  university);  and President and Treasurer (since
                               January  1999) of the SIS Fund (a  private  not for profit       None        Over $100,000
                               charitable  fund).  Formerly,  member  of  the  investment
                               committee   of  the   Community   Foundation   of  Western
                               Massachusetts  (1998 - 2003);  Chairman (January 1999-July
                               1999) of SIS & Family  Bank,  F.S.B.  (formerly  SIS Bank)
                               (commercial  bank); and Executive Vice President  (January
                               1999-July 1999) of Peoples Heritage  Financial Group, Inc.
                               (commercial   bank).   Oversees  39   portfolios   in  the
                               OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------
--------------------------- -------------------------------------------------------------- ---------------- ----------------

         The address of
Mr. Murphy in the chart
below is Two World
Financial Center, 225
Liberty Street, 11th
Floor, New York, NY
10281-1008. Mr. Murphy
serves for an indefinite
term, until his
resignation, death or
removal.

 Interested Director and
         Officer
--------------------------- -------------------------------------------------------------- ---------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

Name,                          Principal Occupation(s) During Past 5 Years;                Dollar Range    Aggregate

                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any
                                                                                           of Shares       of the

Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Director;          Beneficially    Oppenheimer
Length of Service,             Number of Portfolios in Fund Complex Currently Overseen     Owned in the    Funds Overseen
Age                            by Director                                                 Fund            by Trustee

------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2003

------------------------------ ----------------------------------------------------------- --------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------

John V. Murphy,                Chairman,  Chief  Executive  Officer and  director  (since       None        Over $100,000
President and Director since   June 2001) and  President  (since  September  2000) of the
2001                           Manager;  President  and a  director  or  trustee of other
Age: 55                        Oppenheimer  funds;  President and a director  (since July
                               2001) of  Oppenheimer  Acquisition  Corp.  (the  Manager's
                               parent  holding  company) and of  Oppenheimer  Partnership
                               Holdings,  Inc.  (a  holding  company  subsidiary  of  the
                               Manager);    a   director   (since   November   2001)   of
                               OppenheimerFunds  Distributor,  Inc. (a  subsidiary of the
                               Manager);  Chairman  and a director  (since  July 2001) of
                               Shareholder  Services,  Inc. and of Shareholder  Financial
                               Services,   Inc.   (transfer  agent  subsidiaries  of  the
                               Manager);  President  and a director  (since July 2001) of
                               OppenheimerFunds   Legacy  Program  (a  charitable   trust
                               program  established  by the  Manager);  a director of the
                               following   investment   advisory   subsidiaries   of  the
                               Manager:   OFI  Institutional   Asset  Management,   Inc.,
                               Centennial   Asset   Management    Corporation,    Trinity
                               Investment  Management  Corporation  and  Tremont  Capital
                               Management,  Inc. (since November 2001), HarbourView Asset
                               Management  Corporation and OFI Private Investments,  Inc.
                               (since July 2001);  President (since November 1, 2001) and a director  (since  July 2001) of  Oppenheimer  Real Asset
                               Management,   Inc.;   Executive  Vice   President   (since
                               February  1997) of  Massachusetts  Mutual  Life  Insurance
                               Company (the Manager's parent company);  a director (since
                               June  1995)  of DLB  Acquisition  Corporation  (a  holding company that owns the shares of Babson Capital  Management
                               LLC);  a  member  of the  Investment  Company  Institute's
                               Board of Governors  (elected to serve from October 3, 2003 through  September 30, 2006).  Formerly,  Chief  Operating
                               Officer   (September   2000-June  2001)  of  the  Manager;
                               President  and trustee  (November  1999-November  2001) of
                               MML Series  Investment  Fund and MassMutual  Institutional
                               Funds   (open-end   investment   companies);   a  director
                               (September   1999-August  2000)  of  C.M.  Life  Insurance
                               Company;  President,  Chief Executive Officer and director
                               (September   1999-August  2000)  of  MML  Bay  State  Life
                               Insurance  Company;  a director (June  1989-June  1998) of
                               Emerald  Isle   Bancorp  and  Hibernia   Savings  Bank  (a
                               wholly-owned   subsidiary   of  Emerald   Isle   Bancorp).
                               Oversees  74   portfolios  as   Trustee/Director   and  10
                               portfolios as Officer in the OppenheimerFunds complex.

------------------------------ ----------------------------------------------------------- --------------- ----------------

         The address of the Officers in the chart below is as follows: for Messrs. Monoyios, Murphy, Zack,
Gillespie, Miao and Dr. Reinganum and Messes. Bloomberg and Lee, Two World Financial Center, 225 Liberty Street,
New York, NY 10281-1008, for Messrs. Vandehey, Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Name,                                   Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Nikolaos D. Monoyios,                   Senior Vice President of the Manager since October 2003; a Certified Financial
Vice President and Portfolio Manager    Analyst. Formerly Vice President of the Manager (April 1998-September 2003). An
since 1998                              officer of 6 portfolios in the OppenheimerFunds complex.
Age:  53

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Dr. Marc Reinganum,                     Vice President of the Manager since September 2002; a Director of Quantitative
Vice President and Portfolio Manager    Research and Portfolio Strategist for Equities; an officer of 3 portfolios in the
since 2003                              OppenheimerFunds complex. Formerly the Mary Jo Vaughn Rauscher Chair in Financial
Age:  50                                Investments at Southern Methodist University since 1995. At Southern Methodist
                                        University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business
                                        and member of the Board of Trustee Investment Committee.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Mark S. Vandehey,                       Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and Chief Compliance     Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Officer since 2004                      Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
Age:  54                                (until February 2004) Vice President and Director of Internal Audit of
                                        OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian W. Wixted,                        Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer since 1999 since 2002 Age:    of HarbourView Asset Management Corporation, Shareholder Financial Services,
45                                      Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                        and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                        Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                        Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                        non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                        (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                                        Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.
                                        Formerly Assistant Treasurer of Centennial Asset Management Corporation (March
                                        1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                        Principal and Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                                        Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                        OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian Petersen,                         Assistant Vice President of the Manager since August 2002; formerly
Assistant Treasurer since 2004          Manager/Financial Product Accounting (November 1998-July 2002) of the Manager. An
Age: 34                                 officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Philip Vottiero,                        Vice President/Fund Accounting of the Manager since March 2002. Formerly Vice
Assistant Treasurer since 2002          President/Corporate Accounting of the Manager (July 1999-March 2002) prior to
Age:  42                                which he was Chief Financial Officer at Sovlink Corporation (April 1996-June
                                        1999). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Robert G. Zack,                         Executive Vice President (since January 2004) and General Counsel (since February
Vice President & Secretary since 2001   2002) of the Manager; General Counsel and a director (since November 2001) of the
Age:  56                                Distributor; General Counsel (since November 2001) of Centennial Asset Management
                                        Corporation; Senior Vice President and General Counsel (since November 2001) of
                                        HarbourView Asset Management Corporation; Secretary and General Counsel (since
                                        November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a
                                        director (since October 1997) of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc; Vice President and a director (since November 2001) of
                                        Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                                        Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel
                                        and a director (since November 2001) of Shareholder Financial Services, Inc.,
                                        Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                                        Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior
                                        Vice President and General Counsel (since November 2001) of OFI Institutional
                                        Asset Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia)
                                        Limited. Formerly Senior Vice President (May 1985-December 2003), Acting General
                                        Counsel (November 2001-February 2002) and Associate General Counsel (May
                                        1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services,
                                        Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                        1989-November 2001); and OppenheimerFunds International Ltd. (October
                                        1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Kathleen T. Ives,                       Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2001          (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age:  39                                Secretary (since October 2003) of the Distributor; Assistant Secretary (since
                                        October 2003) of Centennial Asset Management Corporation; Vice President and
                                        Assistant Secretary (since 1999) of Shareholder Services, Inc.; Assistant
                                        Secretary (since December 2001) of OppenheimerFunds Legacy Program and of
                                        Shareholder Financial Services, Inc.. Formerly an Assistant Counsel (August
                                        1994-October 2003) and Assistant Vice President of the Manager (August 1997-June
                                        1998). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Dina C. Lee,                            Assistant Vice President and Assistant Counsel of the Manager (since December
Assistant Secretary since 2004 Age:     2000); formerly an attorney and Assistant Secretary of Van Eck Global (until
34                                      December 2000). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Lisa I. Bloomberg,                      Vice President and Associate Counsel of the Manager since May 2004; formerly
Assistant Secretary since 2004          First Vice President and Associate General Counsel of UBS Financial Services Inc.
Age:  36                                (formerly, PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher & Flom, LLP (September 1996 -
                                        April 1999). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Phillip S. Gillespie,                   Senior Vice President and Deputy General Counsel of the Manager since September
Assistant Secretary since 2004          2004. Formerly Mr. Gillespie held the following positions at Merrill Lynch
Age:  40                                Investment Management: First Vice President (2001-September 2004); Director (from
                                        2000) and Vice President (1998-2000). An officer of 74 portfolios in the
                                        OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Wayne Miao,                             Assistant Vice President and Assistant Counsel of the Manager since June 2004.
Assistant Secretary since 2004          Formerly an Associate with Sidley Austin Brown & Wood LLP (September 1999 - May
Age:  31                                2004). An officer of 74 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------

         |X|  Remuneration of Directors. The officers of the Fund and one Director of the Fund (Mr. Murphy) are
affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Directors of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended August 31,
2004.  The compensation from all of the Board II Funds (including the Fund) represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2003.

----------------------------------------------------------------------------------------------------------------------------

                                                      Total Compensation From Fund and Fund Complex Paid to Director*
                                                                                                                                                                           Aggregate Compensation
Director Name and Other Fund Position(s) (as applicable)                                                                                                                         from Fund1

----------------------------------------------------------------------------------------------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    William L. Armstrong                                      $32,534                              $118,649
    Chairman of the Board of Directors

    -------------------------------------------- ----------------------------------- -------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    Robert G. Avis                                            $21,333                              $101,499
    Review Committee Member

    -------------------------------------------- ----------------------------------- -------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    George C. Bowen                                           $21,333                              $101,499
    Audit Committee Member

    -------------------------------------------- ----------------------------------- -------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    Edward L. Cameron                                         $24,559                              $115,503
    Audit Committee Chairman

    -------------------------------------------- ----------------------------------- -------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    Jon S. Fossel                                             $24,559                              $115,503
    Review Committee Chairman

    -------------------------------------------- ----------------------------------- -------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    Sam Freedman                                               21,333                              $101,499
    Review Committee Member

    -------------------------------------------- ----------------------------------- -------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    Beverly Hamilton                                         $21,333 2                           $150,542 3,4
    Review Committee Member

    -------------------------------------------- ----------------------------------- -------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    Robert J. Malone                                         $21,333 2                            $100,179 3
    Audit Committee Member

    -------------------------------------------- ----------------------------------- -------------------------------------
    -------------------------------------------- ----------------------------------- -------------------------------------

    F. William Marshall, Jr.                                  $21,333                             $149,499 4
    Audit Committee Member

    -------------------------------------------- ----------------------------------- -------------------------------------

         Effective December 15, 2003, James C. Swain retired as Director from the Board II Funds.  For the fiscal year ended August 31, 2004, Mr. Swain received $8,260 aggregate compensation from the Fund.  For the calendar
$178,000  total  compensation  from all of the  Oppenheimer  funds for which he served as Trustee/Director.

     1.   "Aggregate   Compensation   from  Fund"  includes  fees  and  deferred
compensation, if any, for a Director.

     2. Includes  $21,333  deferred under Deferred  Compensation  plan described below.

     Compensation for Mrs.  Hamilton and Mr. Malone was paid by all the Board II
Funds,  with the exception of  Oppenheimer  Senior  Floating Rate Fund for which they currently do not serve as Trustees (total of 37 Oppenheimer funds).

     4.  Includes   $50,363  (of  which  100%  was  deferred  under  a  deferred compensation  plan)  and  $48,000  compensation  paid to Mrs.  Hamilton  and Mr.
Marshall,  respectively,  for  serving as a trustee by two  open-end  investment companies  (MassMutual  Institutional  Funds and MML Series Investment Fund) the
investment  adviser  for which is the  indirect  parent  company  of the  Fund's
Manager.   The  Manager  also  serves  as  the  Sub-Advisor  to  the  MassMutual
International Equity Fund, a series of MassMutual Institutional Funds.

     *  For  purposes  of  this  section  only,  "Fund  Complex"   includes  the
Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund
in accordance with the instructions for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

     |X| Deferred  Compensation  Plan For Directors.  The Board of Directors has
adopted a Deferred Compensation Plan for Independent Directors that enables them to elect to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Director  is  periodically  adjusted as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Director.
The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

     Deferral of Director's  fees under the plan will not materially  affect the
Fund's assets,  liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any  particular  level of  compensation  to any  Director.  Pursuant to an Order issued by the SEC, the
Fund may invest in the funds  selected by the  Director  under the plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Director's deferred fee account.

     |X| Major  Shareholders.  As of October 6, 2004, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C, Class N or Class Y shares were:

     MLF&S for the Sole Benefit of its Customers, Attn Fund Admn#97C24, 4800
Deer Lake Dr E, Fl 3,  Jacksonville,  FL 32246-6484,  which owned  3,906,306.203
Class C shares (10.06% of the Class C shares then outstanding).

     Citigroup Global Mkts Inc, 109801250,  Attn Cindy Tempesta,  7th Floor, 333
West 34th Street,  New York, NY 10001-2483,  which owned  2,252,004.909  Class C shares (5.80% of the Class C shares then outstanding).

     ING National  Trust,  U/A 04 22 96, Attn: Fund  Operations,  151 Farmington
Avenue, TN41, Hartford, CT 06156-0001,  which owned Class N shares (5.76% of the
Class N shares then outstanding).

     Oppenheimer  Principal  Protected  Main  Street  Fund II, C/O Brian  Wixted
SVP/Treas,  OppenheimerFunds,  6803 S. Tucson Way,  Centennial  Co,  80112-3924,
which  owned  3,227,215,  273 Class Y shares  (18,48% of the Class Y shares then outstanding).

Oppenheimer Principal Protected Main Street Fund II, C/O Brian Wixted SVP/Treas,
OppenheimerFunds,  6803 S. Tucson Way,  Centennial Co,  80112-3924,  which owned
5,446,127.680 Class Y shares (31.19% of the Class Y shares then outstanding).

Mass Mutual Life Insurance Co, Separate  Investment Acct, Attn: N225, 1295 State
St, Springfield, MA 01111-0001,  which owned 7,411,796 Class Y shares (42.45% of the Class Y shares then outstanding).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     |X| Portfolio  Proxy Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies  and  Procedures  under  which  the  Fund  votes  proxies  relating  to
securities   ("portfolio   proxies")  held  by  the  Fund.  The  Fund's  primary
consideration  in voting  portfolio  proxies is the  financial  interests of the
--------------------------------------------------------------------------------------------------------------------------

     Fund and its shareholders. The Fund has Management Fees Paid to retained an unaffiliated  third-party as agent to vote portfolio  proxies in accordance with the Fund's  Portfolio Pro Voting  Guidelines  and to maintain  recordits of such portfolio  proxy voting.  The Prox Voting  Guidelines  include  provisions to xy address conflicts of interest that may s arise between the Fund and OFI where an
y  directly-controlled  affiliate manages or administers the assets of a pension plan a  company  soliciting  the  proxy.  The  FundOFI  Portfolio  Proxy  Voting
Guidelines on routine and non-routine proxy proposals of summarized below. 's

     o The Fund votes with the are recommendation of the issuer's  management on routine  matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise. o In general,
the  Fund  opposes   anti-takeover   proposals  and  supports   elimination   of
anti-takeover  proposals,  absent  unusual  circumstances.  o The Fund  supports shareholder  proposals to reduce a super-majority vote requirement,  and opposes management  proposals  to add a  super-majority  vote  requirement.  o The  Fund opposes proposals to classify the board of directors.

     o The Fund supports proposals to eliminate cumulative voting.

     o The Fund opposes re-pricing of stock options.

     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is required to file Fo N-PX,  with its  complete  proxy voting rec for the 12 months  ended June 30th,  no la than  August  31st of each year.  The
Fund'rm Form N-PX filing is available (i)  withouord  charge,  upon request,  by calling the Funter  toll-free at  1.800.525.7048  and (ii) on s SEC's website at
www.sec.gov.

     The Investment  Advisory  Agreement.  The the Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement between th Manager and the Fund. The Manager select securities for the
Fund's portfolio and handles its day-to-day  business.  The e portfolio managers of the Fund are emplos by the  Manager  and are the  persons  who a  principally responsible for the day-to-d management of the Fund's portfolio.  Othyed members of the Manager's Equity Portfolire  Department  provide the portfolio  manageray with counsel and support in managing theer Fund's portfolio. o

      The agreement requires the Manager,  at its expense,  to provide the Fund with adequate office space, facilit and equipment.  It also requires the Mana to provide and supervise the activities all administrative and clerical personneies required  to  provide  effective  ger  administration  for the  Fund.  Those  of responsibilities  include  the  compilationl  and  maintenance  of records  with respect  OppenheimerFunds,  Inc. its  operations,  the  preparation  and fili of specified reports, and composition of proxy materials and registration statemeto for continuous public sale of shares of ng Fund. nts

     The Fund pays  expenses not the  expressly  assumed by the Manager  under t advisory agreement.  The advisory agreeme lists examples of expenses paid by the
Fund. The major categories relate to he interest,  taxes, brokerage commissions, nt fees to certain  Trustees,  legal and audi  expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and t non-recurring expenses, including litigation costs. The management fees pa by  the  Fund  to the  Manager  are  calculate  at the  rates  described  in the
Prospectus  which are applied to the assets of the Fid as a whole.  The fees are allocated  to ead class of shares based upon the  relative ,  proportion  of the
Fund's net assets und represented by that class.  The  managemench  fees paid by the Fund to the Manager  dur its last three  fiscal  years  were:  t Fiscal Year ended 8/31: ing

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 2002                                                       $61,560,774
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ---------------------------------------------------------------------------
                 2003                                                       $48,873,062
--------------------------------------- ---------------------------------------------------------------------------
--------------------------------------- ---------------------------------------------------------------------------

                 2004                                                       $56,464,750

--------------------------------------- ---------------------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Directors, including a majority of the Independent Directors are required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays. These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement. Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager; and

o        The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Directors meeting separately from the full Board with experienced Counsel to the Fund and experienced Counsel to the Independent Directors who assisted the Board in its deliberations.  The Fund's Counsel and the Independent Directors Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

After careful deliberation, the Board, including the Independent Directors, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the
Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Directors.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the
Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commission paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

         Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the investment advisory agreement also permits the Manager to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.  Notwithstanding that authority, and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio transactions.  However, the Manager may continue to effect portfolio transactions through brokers who sell shares of the Fund.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the
Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers.
In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S.
markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the
Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Directors permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

     ------------------------------------ ------------------------------------------------------------------
           Fiscal Year Ended 8/31:                  Total Brokerage Commissions Paid by the Fund1
     ------------------------------------ ------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------
                 2002                                                $25,593,743
--------------------------------------- ----------------------------------------------------------------------
     ------------------------------------ ------------------------------------------------------------------
                 2003                                                $24,183,523
     ------------------------------------ ------------------------------------------------------------------
     ------------------------------------ ------------------------------------------------------------------

                    2004                                            $21,616,7462

     ------------------------------------ ------------------------------------------------------------------

      1.   Amounts do not include spreads or commissions on principal transactions on a net trade basis.
      2.   In the fiscal year ended 8/31/04, the amount of transactions directed to brokers for research services was $1,646,129,318 and amount of the commissions paid to broker-dealers for those services was 1,308,165.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.
---------------------------------------------------------------------------------------------------------------------

                                Aggregate Front-End Sales Charges on       Class A Front-End Sales Charges Retained
         The sales charges
and concessions paid to, or
retained by, the Distributor
from the sale of shares and
the contingent deferred sales
charges retained by the
Distributor on the redemption
of shares during the Fund's
three most recent fiscal
years are shown in the tables
below.

Fiscal Year Ended 8/31:         Class A Shares                             by Distributor1

---------------------------------------------------------------------------------------------------------------------
--------------- ----------------------- -----------------------

     2002            $12,400,169              $3,335,382

--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------

     2003            $10,218,259              $2,221,821

--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------

     2004            $11,418,765              $3,171,006

--------------- ----------------------- -----------------------

1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------- ----------------------- ---------------------- ------------------------ ------------------------

Fiscal Year     Concessions on Class    Concessions on Class   Concessions on Class C   Concessions on Class N
Ended 8/31:     A Shares Advanced by    B Shares Advanced by   Shares Advanced by       Shares Advanced by
                Distributor1            Distributor1           Distributor1             Distributor1

--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2002              $895,178              $15,202,153             $1,380,111                $408,513
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2003             $1,365,250             $10,340,993             $1,196,635                $318,612
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------

     2004              $868,729              $9,415,492              $1,313,846                $566,213

--------------- ----------------------- ---------------------- ------------------------ ------------------------

1.       The Distributor  advances  concession  payments to financial  intermediaries  for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

--------------- ----------------------- ----------------------- ------------------------- -----------------------
Fiscal    Year  Class A Contingent      Class B Contingent      Class C Contingent        Class N Contingent
                Deferred Sales          Deferred Sales                                    Deferred Sales

Ended 8/31:     Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
                Distributor             Distributor             Retained by Distributor   Distributor

--------------- ----------------------- ----------------------- ------------------------- -----------------------
---------------------------------------------------------------------------------------------------------------------
          2002                  $112,149              $12,100,308             $142,468                $6,564
---------------------------------------------------------------------------------------------------------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
          2003                   $97,262              $9,770,325              $105,288               $203,096
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------

     2004              $74,864                $5,944,314                $95,439                  $116,888

--------------- ----------------------- ----------------------- ------------------------- -----------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the
Board of Directors, including a majority of the Independent Directors1, cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the
Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or
Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its Independent Directors specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Directors and the Independent Directors must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Directors at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Directors.

         Each plan states that while it is in effect, the selection and nomination of those Directors of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Directors.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Directors.

         Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Directors. The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

|X|      Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold
Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares.  The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts.
The Distributor makes payments to recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the
Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         For the fiscal year ended August 31, 2004 payments under the Class A plan totaled $18,465,500, of which
$312,809 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $952,558 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|      Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and
Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account. The Distributor does not receive or retain the service fee on Class B, Class C or Class N shares in accounts for which it is listed as the broker-dealer of record.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The
Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B,
Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares,
o        bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------------------------------------------

                    Distribution Fees Paid to the Distributor for the Fiscal Year Ended 8/31/04

---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

      Class:          Total Payments Under     Amount Retained by         Distributor's           Distributor's
                                                                            Aggregate         Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                              Plan                 Distributor              Under Plan                Class

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class B Plan              $28,859,643             $20,653,8621             $44,830,396                1.75%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class C Plan              $12,778,948              $1,463,0852             $28,487,977                2.29%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class N Plan                $611,038                $409,3783               $2,254,663                1.49%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------

1.       Includes $392,146 paid to an affiliate of the Distributor's parent company.
2.       Includes $328,200 paid to an affiliate of the Distributor's parent company.
3.       Includes $13,751 paid to an affiliate of the Distributor's parent company.

         All payments  under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525-7048 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

----------------------------------------------------------------------------------------------------------------------
         The Fund's AverageaAnnualof its performance data in advertisements must comply with rules of the SEC. Those   - 1
rules describe the t                     a                      d
advertisement by the                     n                      h                            n
class of shares of t
                    TotaloReturnormance d ta that may be used an  how it is to be calculated. In general, any
         Use of stan Fund of its performacce data must include t e average annual total retur's for the advertised
performance of otherhe Fund.             e                      e                            d
Fund's performance i                                            h
                    dardized performance  alculations enables an investor to compare the Fund s performance to the
o        Total retur funds for the same pmriods. However, a numb r of factors should be consiiered before using the
              show tnformation as a basishfor comparison with ot.er investments:             w
              model                      o                      v                            l
              periodns measure the perforsance of a hypotheticaliaccount in the Fund over var ous periods and do not
o        The Fund's he performance of eaco shareholder's accountt Your account's performance aill vary from the distriperformance data if y ur dividends are recei ed in cash, or you buy or se l shares during the
o        An investme, or you bought your  hares at a different t me and price than the shares used in the model.
o        The principperformance returns ds not reflect the effecu of taxes on dividends and copital gains on a dbutions.
o        When an invnt in the Fund is notdinsured by the FDIC ortany other government agency.i
o        Total retural value of the Fund'  shares, and total retrrns are not guaranteed and n rmally will fluctuate
              shouldaily basis.                                 e
                    estor's shares are re eemed, they may be wor h more or less than their or ginal cost.
         The performns for any given past period represent histotical performance information and are not, and
shares will usually  not be considered, a prediction of future rnturns.                      s
returns of each clas                     n                      e
investments, the matance of each class ofmshares is shown separaeely, because the performanceiof each class of that are allocated tbe different. That issbecause of the differe t kinds of expenses each cla s bears. The total
                    s of shares of the Fu d are affected by mark t conditions, the quality of the Fund's
         |X|  Total urity of those investhents, the types of invsstments the Fund holds, and rts operating expenses
performance. Total ro the particular clasn.                     a                            r
assuming that all di                     a                      r                            e
investment is redeemReturn Information. Tpere are different typee of "total returns" to measuce the Fund's total returns for eaeturn is the change il value of a hypothetictl investment in the Fund ovee a given period, the entire period (fvidends and capital g)ins distributions are teinvested in additional sharrs and that the year in a period thaed at the end of the ueriod. Because of difforences in expenses for each elass of shares, the total returns do notch class are separateyy measured. The cumulauive total return measures tht change in value over returns as prescribeor example, ten yearsh. An average annual toeal return shows the average  ate of return for each
                    t would produce the c mulative total return  ver the entire period. Howev r, average annual
              In cal show actual year-by-sear performance. The Fhnd uses standardized calculagions for its total funds (as a percentad by the SEC. The metiodology is discussed bhlow.
(unless the return i                                            e                            y
contingent deferred culating total returne for Class A shares, tre current maximum sales charse of 5.75% equity first year, 4.0% in ge of the offering pr ce) is deducted from the initial investment ("P" inathe formula below)
year and none thereas shown without salesrcharge, as described btlow). For Class B shares, padment of the applicable the one-year period.sales charge is applitd, depending on the peeiod for which the return is dhown: 5.0% in the one-year period, andthe second year, 3.0%ein the third and fourt1 years, 2.0% in the fifth yeCr, 1.0% in the sixth based on the Fund's fter. For Class C shases, the 1.0% contingenh deferred sales charge is de ucted for returns for
Class Y shares.      For Class N shares,  he 1.0% contingent def rred sales charge is deducte  for returns for the total returns for th  periods prior to 03/0 /01 (the inception date for  lass N shares) are

     o Average AnnClass A returns,  adju ted to reflect the higrer Class N 12b-1 fees. Therevis no sales charge on compounded rate of rn u in value of a hypoth m
t in the formula) to aual Total  Return.  Thee"average  annual total  teturn" of each  class is an  anerage  annual  following  formula:  eturn for each year i a specified  number of years.  It is the rate of ret rn based on the change etical initial  invest  ent of $1,000  ("P" in he formula  below)  held for a number of years ("n" ERV l/n chieve an Ending  Rede mable  Value  ("ERV" in he formula) of that investment,  according to  the

o        Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD   l/n       - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

o        Average Annual Total Return (After Taxes on Distributions and Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR    l/n      - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)

  P

o        Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class
N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

                               The Fund's Total Returns for the Periods Ended 8/31/04

----------------------------------------------------------------------------------------------------------------------
---------------- ----------------------- -----------------------------------------------------------------------------
Class of Shares     Cumulative Total                             Average Annual Total Returns
                  Returns (10 years or

                     life-of-class)

---------------- ----------------------- -----------------------------------------------------------------------------
---------------- ----------------------- ------------------------- ------------------------- -------------------------

                                                  1-Year                    5-Year                   10-Year
                                                                     (or life of class if      (or life of class if
                                                                            less)                     less)

---------------- ----------------------- ------------------------- ------------------------- -------------------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
                 After        Without       After       Without       After       Without       After       Without
                 Sales         Sales        Sales        Sales        Sales        Sales        Sales        Sales
                  Charge      Charge       Charge       Charge       Charge       Charge       Charge       Charge
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class A1           116.49%      129.70%        4.97%       11.37%       -2.86%       -1.70%        8.03%        8.67%

---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class B2           122.83%      122.83%        5.43%       10.43%       -2.80%       -2.47%        8.42%        8.42%

---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class C3           113.00%      113.00%        9.53%       10.53%       -2.44%       -2.44%        7.85%        7.85%

---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class N4            -3.93%       -3.93%        9.93%       10.93%       -1.14%       -1.14%          N/A          N/A

---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class Y5            65.74%       65.74%       11.69%       11.69%       -1.51%       -1.51%          N/A        6.66%

---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Inception of Class A:      02/03/88
Inception of Class B:      10/03/94
Inception of Class C:      12/01/93
Inception of Class N:      03/01/01
Inception of Class Y:      11/01/96

----------------------------------------------------------------------------------------------------------------

                     Average Annual Total Returns for Class A1 Shares (After Sales Charge)
                                        For the Periods Ended 8/31/04_

----------------------------------------------------------------------------------------------------------------
---------------------------------------- -------------------- ------------------------- ------------------------
                                               1-Year

                                                                       5-Year                   10-Year

---------------------------------------- -------------------- ------------------------- ------------------------
---------------------------------------- -------------------- ------------------------- ------------------------

After Taxes on Distributions                    4.86%                  -3.62%                    6.80%

---------------------------------------- -------------------- ------------------------- ------------------------
---------------------------------------- -------------------- ------------------------- ------------------------

After Taxes on Distributions and                3.35%                  -2.62%                    6.48%

Redemption of Fund Shares
---------------------------------------- -------------------- ------------------------- ------------------------
     1.  Inception of Class A: 02/03/88

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The
Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X|  Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |X|  Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among large blend category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

         |X|  Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications.
That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix
C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order.
The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                              Oppenheimer Limited-Term Government Fund
Oppenheimer AMT-Free New York Municipals                     Oppenheimer Limited Term Municipal Fund
Oppenheimer Balanced Fund                                    Oppenheimer Main Street Fund
Oppenheimer Bond Fund                                        Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund                        Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund                              Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund                             Oppenheimer Principal Protected Main Street Fund
Oppenheimer Convertible Securities Fund                      Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund                          Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Disciplined Allocation Fund                      Oppenheimer Quest Balanced Fund
Oppenheimer Discovery Fund                                   Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Growth Fund                             Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund                                  Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.                                Oppenheimer Real Asset Fund
Oppenheimer Global Fund                                      Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer Rochester National Municipals
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Select Value Fund
Oppenheimer Growth Fund                                      Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund                                  Oppenheimer Small Cap Value Fund
Oppenheimer International Bond Fund                          Oppenheimer Strategic Income Fund
Oppenheimer International Growth Fund                        Oppenheimer Total Return Bond Fund
Oppenheimer International Small Company Fund                 Oppenheimer U.S. Government Trust
Oppenheimer International Value Fund                         Oppenheimer Value Fund
Oppenheimer Limited Term California Municipal Fund           Limited-Term New York Municipal Fund
                                                             Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                                    Centennial Government Trust
Oppenheimer Money Market Fund, Inc.                          Centennial Money Market Trust
Centennial America Fund, L. P.                               Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of
Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and
Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.
You can include purchases made up to 90 days before the date of the Letter. Letters do not consider Class C or
Class N shares you purchase or may have purchased.

         A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the
"Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the
Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)
that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype  401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of  concessions  paid  to the  broker-dealer  or  financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.
         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder
Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional
Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill
Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than
$5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

         OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do
so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept purchase orders of $100,000 or more for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer
"street name" or omnibus accounts).

         Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |X|  Class B Conversion. Under current interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for
Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange,
Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase
                  Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                  recordkeeper or the plan sponsor for which has entered into a special agreement with the
                  Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
                  Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
              purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
              purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X|  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1)
fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance valued under $500. The Minimum Balance Fee is automatically deducted from each such
Fund account on or about the second to last business day of September.

         Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund
Account Fees.  These exceptions are subject to change:
              A fund account whose shares were acquired after September 30th of the prior year;
o        A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to
                  Class A shares. However, once all Class B shares held in the account have been converted to
                  Class A shares the new account balance may become subject to the Minimum Balance Fee;
o        Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o        A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o        Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o        Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account
                  Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and
                  Pension Alliance Retirement Plan programs; and
o        A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King,
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the
Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the
Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on
European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the
Exchange.
         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting

         |X|  Securities Valuation. The Fund's Board of Directors has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or

(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
                      "asked" prices on the valuation date or, if not,  at the closing "bid" price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Directors, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
                      or
(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees/Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on
Nasdaq(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq(R)on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's
Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the
Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium.
If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, and Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal
Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the
Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the
Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, SEP-IRAs,
SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares"
in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the
Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the
Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the
Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments.
Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer
Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer
Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:

     Centennial America Fund, L.P.                                Centennial Money Market Trust
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust

                                                                    Oppenheimer Pennsylvania Municipal Fund
              The following funds do not offer Class N shares:
         Oppenheimer AMT-Free Municipals

         Oppenheimer AMT-Free New York Municipals                   Oppenheimer Rochester National Municipals
     Oppenheimer California Municipal Fund                        Limited Term New York Municipal Fund
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Senior Floating Rate Fund
         Oppenheimer New Jersey Municipal Fund                        Rochester Fund Municipals
         Oppenheimer Principal Protected Main Street Fund II          Oppenheimer Limited Term California Municipal
                                                                      Fund
     Oppenheimer International Value Fund

     The following funds do not offer Class Y shares:

     Oppenheimer AMT-Free Municipals                           Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free New York Municipals                  Oppenheimer Balanced Fund
     Oppenheimer California Municipal Fund                     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Capital Income Fund                           Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Cash Reserves                                 Oppenheimer Principal Protected Main Street Fund
     Oppenheimer Champion Income Fund                          Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Convertible Securities Fund                   Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Disciplined Allocation Fund                   Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Developing Markets Fund                       Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Rochester National Municipals
     Oppenheimer International Bond Fund                       Oppenheimer Senior Floating Rate Fund
     Oppenheimer International Growth Fund                     Oppenheimer Small Cap Value Fund
     Oppenheimer International Small Company Fund              Oppenheimer Total Return Bond Fund
                                                               Limited Term New York Municipal Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored
         401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
     o   Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
         Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only
         participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Capital Preservation Fund.
     o   Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
         Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

o        Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II until after the expiration of the warranty period (2/4/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund III until after the expiration of the warranty period (12/6/2011).

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class
A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        With respect to Class B shares (other than  Limited-Term Government Fund, Limited Term Municipal Fund,
Limited Term New York Municipal Fund, Oppenheimer Capital Preservation Fund and Oppenheimer Senior Floating Rate
Fund), the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Limited-Term Government Fund, Limited Term Municipal Fund, Limited
Term New York Municipal Fund, Oppenheimer Capital Preservation Fund and Oppenheimer Senior Floating Rate Fund,
the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 5 years of the initial purchase of the exchanged Class B shares.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class
C shares.

o        With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or
403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in
"How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege,"
above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the
Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market
Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer
Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.
         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income
(that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The
Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid.
As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

         Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income")
to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S.
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the
U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP served as the Independent Registered Public
Accounting Firm for the Fund. Deloitte & Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte
& Touche LLP to the Fund must be pre-approved by the Audit Committee.

                        49 | OPPENHEIMER MAIN STREET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF OPPENHEIMER MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc., including the statement of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Main Street Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 14, 2004

                        19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  August 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
Aftermarket Technology
Corp. 1                                                    10,201   $    135,163
--------------------------------------------------------------------------------
Autoliv, Inc.                                             126,100      5,327,725
--------------------------------------------------------------------------------
Dana Corp.                                                572,000     10,793,640
--------------------------------------------------------------------------------
Lear Corp.                                                 46,200      2,489,256
                                                                    ------------
                                                                      18,745,784

--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                          2,232,426     31,499,531
--------------------------------------------------------------------------------
General Motors Corp.                                      241,800      9,988,758
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                      51,200      3,124,224
                                                                    ------------
                                                                      44,612,513

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Applebee's
International, Inc.                                       224,187      5,396,181
--------------------------------------------------------------------------------
Caesars Entertainment,
Inc. 1                                                    382,800      5,914,260
--------------------------------------------------------------------------------
CBRL Group, Inc.                                          194,300      6,194,284
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                                    201,100      6,771,037
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                        28,200      1,462,452
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                                       133,500      6,433,365
--------------------------------------------------------------------------------
International Game
Technology                                                742,400     21,418,240
--------------------------------------------------------------------------------
Isle of Capri Casinos,
Inc. 1                                                     11,800        215,468
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                    43,100      1,217,144
--------------------------------------------------------------------------------
Mandalay Resort Group                                     167,800     11,383,552
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                               179,600      8,522,020
--------------------------------------------------------------------------------
McDonald's Corp.                                        1,415,500     38,246,810
--------------------------------------------------------------------------------
Rare Hospitality
International, Inc. 1                                      55,200      1,492,608
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                         20,700        559,935
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                         486,300     19,310,973
                                                                    ------------
                                                                     134,538,329

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Cavco Industries, Inc. 1                                   14,370        547,784
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                         163,450      5,057,143
--------------------------------------------------------------------------------
Harman International
Industries, Inc.                                            6,100        589,809
--------------------------------------------------------------------------------
Hovnanian Enterprises,
Inc., Cl. A 1                                             265,500      9,138,510
--------------------------------------------------------------------------------
KB Home                                                   152,900     10,514,933
--------------------------------------------------------------------------------
Lennar Corp., Cl. B                                       108,200      4,593,090
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                     140,659      9,684,372
--------------------------------------------------------------------------------
Meritage Corp. 1                                           56,900      3,801,489
--------------------------------------------------------------------------------
NVR, Inc. 1                                                   800        401,800
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                          76,530      4,511,444
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The)                                                     121,600     10,719,040
--------------------------------------------------------------------------------
Standard Pacific Corp.                                     86,000      4,340,420
--------------------------------------------------------------------------------
Stanley Works (The)                                        84,900      3,672,774
--------------------------------------------------------------------------------
Technical Olympic
USA, Inc.                                                   8,700        222,024
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                      44,600      1,979,794
--------------------------------------------------------------------------------
Whirlpool Corp.                                            60,200      3,680,628
--------------------------------------------------------------------------------
Yankee Candle, Inc.
(The) 1                                                    30,800        834,988
                                                                    ------------
                                                                      74,290,042

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                        273,800     10,442,732
--------------------------------------------------------------------------------
eBay, Inc. 1                                              455,000     39,375,700
                                                                    ------------
                                                                      49,818,432

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Action Performance
Cos., Inc.                                                343,600      3,752,112
--------------------------------------------------------------------------------
Brunswick Corp.                                           130,600      5,133,886
--------------------------------------------------------------------------------
Hasbro, Inc.                                              187,700      3,478,081
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                 68,100        999,027
--------------------------------------------------------------------------------
Polaris Industries, Inc.                                   55,600      2,622,096
                                                                    ------------
                                                                      15,985,202

                        20 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA--2.7%
Clear Channel
Communications, Inc.                                      285,200   $  9,557,052
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                  2,714,155     76,457,746
--------------------------------------------------------------------------------
Cox Communications,
Inc., Cl. A 1                                              42,600      1,399,836
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                                293,600     22,234,328
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                     4,894,300     80,021,805
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                     2,140,248     71,291,661
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                   2,453,300     55,076,585
                                                                    ------------
                                                                     316,039,013

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Dillard's, Inc., Cl. A                                     80,800      1,535,200
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                              244,400     10,606,960
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                             206,700      7,920,744
--------------------------------------------------------------------------------
May Department
Stores Co.                                                 99,000      2,426,490
--------------------------------------------------------------------------------
Neiman Marcus
Group, Inc. (The), Cl. A                                   37,600      2,000,320
--------------------------------------------------------------------------------
Nordstrom, Inc.                                           163,700      6,078,181
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                       244,500      9,359,460
--------------------------------------------------------------------------------
Target Corp.                                              776,400     34,611,912
                                                                    ------------
                                                                      74,539,267

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Abercrombie &
Fitch Co., Cl. A                                          235,300      6,588,400
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                       134,500      4,189,675
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc. 1                                        193,200      6,433,560
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                  302,200      7,304,174
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                        318,300      5,232,852
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                     38,100      1,316,736
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                        361,600     16,821,632
--------------------------------------------------------------------------------
Borders Group, Inc.                                       306,700      7,330,130
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                        235,400      3,053,138
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                     448,700     10,921,358
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                            7,400        225,922
--------------------------------------------------------------------------------
Finish Line, Inc. (The),
Cl. A 1                                                    18,200        527,982
--------------------------------------------------------------------------------
Foot Locker, Inc.                                         104,400      2,335,428
--------------------------------------------------------------------------------
Gap, Inc. (The)                                         1,702,900     31,912,346
--------------------------------------------------------------------------------
Hollywood
Entertainment Corp. 1                                     101,900      1,028,171
--------------------------------------------------------------------------------
Home Depot, Inc.                                        4,262,100    155,822,376
--------------------------------------------------------------------------------
Limited Brands, Inc.                                      179,200      3,598,336
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                         489,400     24,323,180
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                      34,800      1,995,084
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                      400,000      6,404,000
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                        454,000      8,698,640
--------------------------------------------------------------------------------
RadioShack Corp.                                          100,000      2,694,000
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                      187,500      7,743,750
--------------------------------------------------------------------------------
Staples, Inc.                                           1,448,600     41,545,848
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                       204,700      5,488,007
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                      610,900     12,926,644
--------------------------------------------------------------------------------
Zale Corp. 1                                              240,200      6,153,924
                                                                    ------------
                                                                     382,615,293

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Jones Apparel
Group, Inc.                                                75,700      2,701,733
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                         228,900     17,238,459
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                   173,100      9,667,635
                                                                    ------------
                                                                      29,607,827

--------------------------------------------------------------------------------
CONSUMER STAPLES--10.3%
--------------------------------------------------------------------------------
BEVERAGES--3.1%
Anheuser-Busch
Cos., Inc.                                                798,900     42,181,920
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                     3,700,200    165,435,942
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                                249,000      6,670,710
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                        14,700        291,648
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           3,151,530    157,576,500
                                                                    ------------
                                                                     372,156,720

                        21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Albertson's Inc.                                          270,700   $  6,653,806
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                    666,500     27,439,805
--------------------------------------------------------------------------------
Sysco Corp.                                               688,600     22,131,604
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   4,041,700    212,876,339
                                                                    ------------
                                                                     269,101,554

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Campbell Soup Co.                                          45,600      1,183,776
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                          866,200     32,837,642
--------------------------------------------------------------------------------
Hershey Foods Corp.                                       121,100      5,846,708
--------------------------------------------------------------------------------
Kellogg Co.                                               334,800     14,054,904
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                   14,600        456,688
--------------------------------------------------------------------------------
Sara Lee Corp.                                            104,100      2,303,733
--------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                  123,800      3,181,660
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                  328,700      5,416,976
                                                                    ------------
                                                                      65,282,087

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Chattem, Inc. 1                                            12,300        375,027
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                     478,200     25,822,800
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                 58,400      2,414,256
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                      279,400     18,635,980
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                   3,792,900    212,288,613
                                                                    ------------
                                                                     259,536,676

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Estee Lauder Cos.,
Inc. (The), Cl. A                                         171,300      7,528,635
--------------------------------------------------------------------------------
Gillette Co.                                            1,195,000     50,787,500
                                                                    ------------
                                                                      58,316,135

--------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                      3,871,200    189,495,240
--------------------------------------------------------------------------------
Reynolds American, Inc.                                   161,700     12,208,350
                                                                    ------------
                                                                     201,703,590

--------------------------------------------------------------------------------
ENERGY--9.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Halliburton Co.                                           397,800     11,603,826
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                                     282,600      4,549,860
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                                 50,600      2,493,769
--------------------------------------------------------------------------------
Schlumberger Ltd.                                         129,200      7,984,560
                                                                    ------------
                                                                      26,632,015

--------------------------------------------------------------------------------
OIL & GAS--9.0%
Amerada Hess Corp.                                         98,300      7,913,150
--------------------------------------------------------------------------------
Apache Corp.                                              340,000     15,194,600
--------------------------------------------------------------------------------
Burlington Resources,
Inc.                                                      847,300     30,697,679
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                            483,570     15,732,232
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                                     422,600      5,971,338
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                     2,065,804    201,415,890
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                       40,410      1,209,471
--------------------------------------------------------------------------------
ConocoPhillips                                          1,058,991     78,820,700
--------------------------------------------------------------------------------
EOG Resources, Inc.                                       162,800      9,404,956
--------------------------------------------------------------------------------
Esprit Exploration Ltd. 1                               2,165,000      5,837,980
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      10,658,596    491,361,276
--------------------------------------------------------------------------------
Frontier Oil Corp. 2                                    1,510,700     30,848,494
--------------------------------------------------------------------------------
Houston Exploration
Co. 1                                                      93,700      4,811,495
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                          136,700      7,215,026
--------------------------------------------------------------------------------
Marathon Oil Corp.                                        596,900     21,649,563
--------------------------------------------------------------------------------
Newfield Exploration
Co. 1                                                      73,800      4,084,830
--------------------------------------------------------------------------------
Noble Energy, Inc.                                        204,300     10,517,364
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                     669,900     34,600,335
--------------------------------------------------------------------------------
OMI Corp.                                                 277,900      3,534,888
--------------------------------------------------------------------------------
Paramount Resources
Ltd. 1                                                  1,447,400     19,845,521
--------------------------------------------------------------------------------
Pioneer Natural
Resources Co.                                              47,300      1,582,185
--------------------------------------------------------------------------------
Pogo Producing Co.                                         74,100      3,258,918
--------------------------------------------------------------------------------
Sunoco, Inc.                                              178,500     10,977,750
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                     740,000     16,944,241
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                     156,400      5,481,820

                        22 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Tesoro Petroleum
Corp. 1                                                  88,700   $    2,100,416
--------------------------------------------------------------------------------
Unocal Corp.                                            357,600       13,352,784
--------------------------------------------------------------------------------
Valero Energy Corp.                                     157,100       10,373,313
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                               617,900        7,346,831
                                                                  --------------
                                                                   1,072,085,046

--------------------------------------------------------------------------------
FINANCIALS--24.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York
Co., Inc. (The)                                         834,800       24,877,040
--------------------------------------------------------------------------------
Mellon Financial Corp.                                  365,200       10,539,672
--------------------------------------------------------------------------------
Northern Trust Corp.                                    198,200        8,532,510
                                                                  --------------
                                                                      43,949,222

--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.7%
Astoria Financial Corp.                                  60,500        2,198,570
--------------------------------------------------------------------------------
Bank of America Corp.                                 7,107,212      319,682,396
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                   288,800        9,810,536
--------------------------------------------------------------------------------
BB&T Corp.                                              450,900       18,031,491
--------------------------------------------------------------------------------
Charter One
Financial, Inc.                                         566,771       25,204,306
--------------------------------------------------------------------------------
City National Corp.                                      25,600        1,689,088
--------------------------------------------------------------------------------
Colonial BancGroup,
Inc. (The)                                                  800           16,144
--------------------------------------------------------------------------------
Comerica, Inc.                                          169,400       10,189,410
--------------------------------------------------------------------------------
Fifth Third Bancorp                                     236,100       11,760,141
--------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                   27,100          585,089
--------------------------------------------------------------------------------
Golden West
Financial Corp.                                          13,800        1,493,574
--------------------------------------------------------------------------------
Greenpoint Financial
Corp.                                                   460,950       20,304,848
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                        267,500        6,599,225
--------------------------------------------------------------------------------
Independence
Community Bank
Corp.                                                   137,900        5,411,196
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                          117,600        4,057,200
--------------------------------------------------------------------------------
KeyCorp                                                 452,500       14,185,875
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                         2,600          108,758
--------------------------------------------------------------------------------
National City Corp.                                   1,129,800       42,695,142
--------------------------------------------------------------------------------
PNC Financial Services
Group, Inc.                                             554,600       29,765,382
--------------------------------------------------------------------------------
R&G Financial Corp.,
Cl. B                                                    19,900          688,142
--------------------------------------------------------------------------------
Regions Financial Corp.                                 337,325       10,892,224
--------------------------------------------------------------------------------
Sterling Financial
Corp., Western US                                         9,000          298,440
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    467,800       31,857,180
--------------------------------------------------------------------------------
U.S. Bancorp                                          4,399,170      129,775,515
--------------------------------------------------------------------------------
UnionBanCal Corp.                                       178,300       10,601,718
--------------------------------------------------------------------------------
Wachovia Corp.                                        2,835,500      133,013,305
--------------------------------------------------------------------------------
Webster Financial Corp.                                  71,700        3,527,640
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     3,254,000      191,172,500
--------------------------------------------------------------------------------
Zions Bancorp                                            91,600        5,704,848
                                                                  --------------
                                                                   1,041,319,883

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.6%
Affiliated Managers
Group, Inc. 1                                            35,200        1,726,560
--------------------------------------------------------------------------------
American Capital
Strategies Ltd.                                          30,200          942,240
--------------------------------------------------------------------------------
American Express Co.                                  1,360,600       68,057,212
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                              146,200       12,853,904
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                         286,500       19,413,240
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                           46,200        6,150,606
--------------------------------------------------------------------------------
CIT Group, Inc.                                         244,700        8,745,578
--------------------------------------------------------------------------------
Citigroup, Inc.                                       8,630,546      402,010,833
--------------------------------------------------------------------------------
CompuCredit Corp. 1                                      11,600          218,196
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                                 617,300        7,271,794
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                  3,900          207,753
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  6,408,196      253,636,398
--------------------------------------------------------------------------------
Knight Trading
Group, Inc. 1                                           244,300        2,213,358
--------------------------------------------------------------------------------
MBNA Corp.                                            1,402,200       33,849,108
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             1,450,900       74,097,463
--------------------------------------------------------------------------------
Morgan Stanley                                        2,021,500      102,550,695

                        23 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Principal Financial
Group, Inc. (The)                                       706,100   $   24,508,731
                                                                  --------------
                                                                   1,018,453,669

--------------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                                170,800        6,584,340
--------------------------------------------------------------------------------
AFLAC, Inc.                                             504,300       20,222,430
--------------------------------------------------------------------------------
Allmerica Financial
Corp. 1                                                 181,200        5,254,800
--------------------------------------------------------------------------------
Allstate Corp.                                        1,169,400       55,207,374
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                               3,100          234,050
--------------------------------------------------------------------------------
American International
Group, Inc.                                           3,896,905      277,615,512
--------------------------------------------------------------------------------
Aon Corp.                                               390,700       10,138,665
--------------------------------------------------------------------------------
Chubb Corp.                                             257,300       17,498,973
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                    12,600          508,410
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                         312,484       11,765,023
--------------------------------------------------------------------------------
First American Corp.
(The)                                                    36,900        1,068,993
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl.A 1                                            192,600        4,377,798
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                   441,200       26,983,792
--------------------------------------------------------------------------------
LandAmerica Financial
Group, Inc.                                              63,000        2,711,520
--------------------------------------------------------------------------------
Lincoln National Corp.                                  250,100       11,329,530
--------------------------------------------------------------------------------
Loews Corp.                                             209,500       11,899,600
--------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                               54,800        2,449,012
--------------------------------------------------------------------------------
MBIA, Inc.                                              109,100        6,248,157
--------------------------------------------------------------------------------
MetLife, Inc.                                           446,600       16,635,850
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                    73,600        2,560,544
--------------------------------------------------------------------------------
Progressive Corp.                                       390,600       31,365,180
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                        187,800        7,483,830
--------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.                                           157,200        7,564,464
--------------------------------------------------------------------------------
Safeco Corp.                                            132,200        6,368,074
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                              22,900        1,660,250
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                         8,200           93,562
                                                                  --------------
                                                                     545,829,733

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
St. Joe Co. (The)                                        19,400          938,960
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
Countrywide
Financial Corp.                                         984,800       35,009,640
--------------------------------------------------------------------------------
Doral Financial Corp.                                    91,675        3,728,422
--------------------------------------------------------------------------------
Fannie Mae                                            1,801,800      134,144,010
--------------------------------------------------------------------------------
Freddie Mac                                             431,300       28,948,856
--------------------------------------------------------------------------------
Fremont General Corp.                                   419,300        8,453,088
--------------------------------------------------------------------------------
MGIC Investment Corp.                                   159,400       10,882,238
--------------------------------------------------------------------------------
New Century
Financial Corp.                                          78,350        4,202,694
                                                                  --------------
                                                                     225,368,948

--------------------------------------------------------------------------------
HEALTH CARE--13.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Amgen, Inc. 1                                         1,695,600      100,532,124
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                        17,800          642,580
--------------------------------------------------------------------------------
Genentech, Inc. 1                                       410,600       20,029,068
--------------------------------------------------------------------------------
Wyeth                                                 1,443,900       52,803,423
                                                                  --------------
                                                                     174,007,195

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Bausch & Lomb, Inc.                                     154,100       10,162,895
--------------------------------------------------------------------------------
Becton, Dickinson
& Co.                                                   350,500       16,866,060
--------------------------------------------------------------------------------
Bio-Rad Laboratories,
Inc., Cl.A 1                                              8,100          407,754
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc. 1                                         20,200        1,061,914
--------------------------------------------------------------------------------
Guidant Corp.                                           161,800        9,675,640
--------------------------------------------------------------------------------
Hospira, Inc. 1                                         412,580       11,428,466
--------------------------------------------------------------------------------
Medtronic, Inc.                                       1,948,000       96,913,000
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                        98,500        1,721,780

                        24 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Stryker Corp.                                           716,100   $   32,439,330
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                  97,900        2,571,833
--------------------------------------------------------------------------------
VISX, Inc. 1                                             89,100        1,806,948
                                                                  --------------
                                                                     185,055,620

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Advisory Board Co.
(The) 1                                                  43,500        1,394,610
--------------------------------------------------------------------------------
Aetna, Inc.                                             273,500       25,339,775
--------------------------------------------------------------------------------
Andrx Corp. 1                                           339,800        6,850,368
--------------------------------------------------------------------------------
CIGNA Corp.                                             123,800        8,240,128
--------------------------------------------------------------------------------
Covance, Inc. 1                                         160,200        5,999,490
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                            198,000       10,054,440
--------------------------------------------------------------------------------
DaVita, Inc. 1                                           41,250        1,250,288
--------------------------------------------------------------------------------
Dendrite
International, Inc. 1                                    18,000          232,200
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1                                       10,350          208,139
--------------------------------------------------------------------------------
IMS Health, Inc.                                        260,870        6,086,097
--------------------------------------------------------------------------------
Laboratory Corp. of
America Holdings 1                                      142,700        5,934,893
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                              13,400          387,126
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                       560,929       17,517,813
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                           144,900       10,157,490
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                  69,600        5,957,760
--------------------------------------------------------------------------------
Select Medical Corp.                                     70,200          932,256
--------------------------------------------------------------------------------
Sunrise Senior Living,
Inc. 1                                                   39,000        1,381,380
--------------------------------------------------------------------------------
UnitedHealth Group,
Inc.                                                    501,842       33,186,811
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                       60,100        2,142,565
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc. 1                       723,200       71,003,776
                                                                  --------------
                                                                     214,257,405

--------------------------------------------------------------------------------
PHARMACEUTICALS--9.0%
Abbott Laboratories                                   2,040,800       85,080,952
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                              1,740,200       41,294,946
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       1,279,300       81,171,585
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                        408,000        6,919,680
--------------------------------------------------------------------------------
Eon Labs, Inc. 1                                         94,900        2,387,684
--------------------------------------------------------------------------------
Johnson & Johnson                                     4,635,344      269,313,486
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     4,061,400      182,641,158
--------------------------------------------------------------------------------
Pfizer, Inc.                                         12,169,545      397,579,035
                                                                  --------------
                                                                   1,066,388,526

--------------------------------------------------------------------------------
INDUSTRIALS--9.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Boeing Co.                                            1,000,700       52,256,554
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                   104,300       10,183,852
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                     536,000       19,285,280
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                   111,800        6,159,062
--------------------------------------------------------------------------------
United Defense
Industries, Inc. 1                                      143,400        5,482,182
--------------------------------------------------------------------------------
United Technologies
Corp.                                                   593,500       55,735,585
                                                                  --------------
                                                                     149,102,515

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
EGL, Inc. 1                                              67,000        1,623,410
--------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                             949,500       69,360,975
                                                                  --------------
                                                                      70,984,385

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Masco Corp.                                             381,500       12,257,595
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group, Inc.,
Cl. A 1                                                 185,300       14,453,400
--------------------------------------------------------------------------------
Cendant Corp.                                           336,900        7,287,147
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                        134,700        4,656,579
--------------------------------------------------------------------------------
Republic Services, Inc.                                 270,200        7,552,090

                        25 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Robert Half
International, Inc.                                     243,100   $    5,955,950
--------------------------------------------------------------------------------
School Specialty, Inc. 1                                  6,800          241,060
--------------------------------------------------------------------------------
Waste Management,
Inc.                                                     86,000        2,389,940
                                                                  --------------
                                                                      42,536,166

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Cooper Industries Ltd.,
Cl. A                                                    57,300        3,164,106
--------------------------------------------------------------------------------
Emerson Electric Co.                                    441,500       27,483,375
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                     12,100          522,115
--------------------------------------------------------------------------------
Molex, Inc., Cl. A                                      299,600        7,481,012
--------------------------------------------------------------------------------
Rockwell Automation,
Inc.                                                     68,100        2,655,900
--------------------------------------------------------------------------------
Thomas & Betts Corp.                                      1,200           29,520
                                                                  --------------
                                                                      41,336,028

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.4%
3M Co.                                                1,643,700      135,375,132
--------------------------------------------------------------------------------
General Electric Co.                                 15,293,600      501,477,144
--------------------------------------------------------------------------------
Textron, Inc.                                            83,700        5,314,113
                                                                  --------------
                                                                     642,166,389

--------------------------------------------------------------------------------
MACHINERY--0.7%
Briggs & Stratton Corp.                                  77,900        5,850,290
--------------------------------------------------------------------------------
Caterpillar, Inc.                                       273,000       19,847,100
--------------------------------------------------------------------------------
Cummins, Inc.                                            96,500        6,493,485
--------------------------------------------------------------------------------
Deere & Co.                                             217,400       13,754,898
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                               216,400       14,068,164
--------------------------------------------------------------------------------
Paccar, Inc.                                            308,650       18,577,644
--------------------------------------------------------------------------------
Pall Corp.                                              116,100        2,828,196
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                   107,400        5,839,338
--------------------------------------------------------------------------------
SPX Corp.                                                41,300        1,507,037
                                                                  --------------
                                                                      88,766,152

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
CNF Transportation, Inc.                                 55,800        2,288,916
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1                                             8,600          192,468
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc.                                          244,500        8,288,550
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                  228,500        6,489,400
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     212,900        9,327,149
                                                                  --------------
                                                                      26,586,483

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Hughes Supply, Inc.                                      22,100        1,339,039
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                      57,400        3,065,734
                                                                  --------------
                                                                       4,404,773

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                             59,300        1,588,054
--------------------------------------------------------------------------------
Brocade
Communications Systems, Inc. 1                          216,200        1,065,866
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                10,560,700      198,118,732
--------------------------------------------------------------------------------
Comverse Technology,
Inc. 1                                                   28,500          499,035
--------------------------------------------------------------------------------
Corning, Inc. 1                                       1,013,900       10,260,668
--------------------------------------------------------------------------------
Harris Corp.                                             84,100        4,050,256
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                           5,507,300       17,237,849
--------------------------------------------------------------------------------
Motorola, Inc.                                        3,155,000       50,953,250
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        2,939,775      111,858,439
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                351,800        9,583,032
                                                                  --------------
                                                                     405,215,181

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%
Apple Computer, Inc. 1                                  568,400       19,604,116
--------------------------------------------------------------------------------
Dell, Inc. 1                                          4,714,200      164,242,728
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   4,913,700       87,906,093
--------------------------------------------------------------------------------
International Business
Machines Corp.                                        2,488,900      210,784,941
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                    326,500       28,878,925
--------------------------------------------------------------------------------
NCR Corp. 1                                             115,100        5,083,967
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                                 248,700        6,030,975
                                                                  --------------
                                                                     522,531,745

                        26 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies,
Inc. 1                                                 207,700   $     4,257,850
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                              269,800         5,838,472
--------------------------------------------------------------------------------
Dionex Corp. 1                                           8,500           391,510
--------------------------------------------------------------------------------
Molex, Inc.                                            122,400         3,533,688
--------------------------------------------------------------------------------
MTS Systems Corp.                                        9,000           195,750
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                    560,300         3,877,276
--------------------------------------------------------------------------------
Tech Data Corp. 1                                       79,000         2,975,140
--------------------------------------------------------------------------------
Tektronix, Inc.                                         67,000         1,914,190
                                                                 ---------------
                                                                      22,983,876

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
EarthLink, Inc. 1                                      135,100         1,352,351
--------------------------------------------------------------------------------
United Online, Inc. 1                                  327,200         3,134,576
                                                                 ---------------
                                                                       4,486,927

--------------------------------------------------------------------------------
IT SERVICES--0.4%
Acxiom Corp.                                            77,500         1,741,425
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                       775,300        30,833,681
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                               93,300         1,324,860
--------------------------------------------------------------------------------
CheckFree Corp. 1                                      162,300         4,422,675
--------------------------------------------------------------------------------
Convergys Corp. 1                                      412,800         5,737,920
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                   46,500           672,855
                                                                 ---------------
                                                                      44,733,416

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Altera Corp. 1                                         446,100         8,440,212
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   841,700        29,223,824
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                              598,600         9,511,754
--------------------------------------------------------------------------------
Atmel Corp. 1                                        1,208,500         4,217,665
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                 78,100         2,119,634
--------------------------------------------------------------------------------
Cree, Inc. 1                                           144,000         3,601,440
--------------------------------------------------------------------------------
Intel Corp.                                         11,100,800       236,336,032
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    66,000         1,422,300
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                          24,800         1,077,064
--------------------------------------------------------------------------------
Microchip Technology,
Inc.                                                   201,300         5,312,307
--------------------------------------------------------------------------------
National
Semiconductor Corp. 1                                  571,800         7,622,094
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              2,458,700        48,042,998
                                                                 ---------------
                                                                     356,927,324

--------------------------------------------------------------------------------
SOFTWARE--4.6%
Adobe Systems, Inc.                                    187,600         8,605,212
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          220,800         4,438,080
--------------------------------------------------------------------------------
Autodesk, Inc.                                         188,000         8,349,080
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                   419,200         6,275,424
--------------------------------------------------------------------------------
Computer Associates
International, Inc.                                    302,000         7,314,440
--------------------------------------------------------------------------------
Compuware Corp. 1                                      520,300         2,356,959
--------------------------------------------------------------------------------
McAfee, Inc. 1                                         178,800         3,536,664
--------------------------------------------------------------------------------
Microsoft Corp.                                     13,780,400       376,204,920
--------------------------------------------------------------------------------
Oracle Corp. 1                                       8,581,400        85,556,558
--------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                 268,600         2,044,046
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         539,700         7,194,201
--------------------------------------------------------------------------------
Symantec Corp. 1                                       580,100        27,821,596
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                       117,000         3,831,750
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                 510,400         3,225,728
--------------------------------------------------------------------------------
Veritas Software Corp. 1                               395,600         6,614,432
                                                                 ---------------
                                                                     553,369,090

--------------------------------------------------------------------------------
MATERIALS--1.6%
--------------------------------------------------------------------------------
CHEMICALS--0.7%
Cabot Corp.                                             43,700         1,741,008
--------------------------------------------------------------------------------
Dow Chemical Co.                                       807,000        34,547,670
--------------------------------------------------------------------------------
E.I. DuPont de
Nemours & Co.                                          477,000        20,158,020
--------------------------------------------------------------------------------
Eastman Chemical Co.                                    56,700         2,638,251
--------------------------------------------------------------------------------
Engelhard Corp.                                         64,900         1,834,723
--------------------------------------------------------------------------------
FMC Corp. 1                                             20,900           966,207
--------------------------------------------------------------------------------
Monsanto Co.                                           409,300        14,980,380
--------------------------------------------------------------------------------
OM Group, Inc. 1                                        89,300         3,040,665
                                                                 ---------------
                                                                      79,906,924

                        27 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                   62,096   $     3,899,629
--------------------------------------------------------------------------------
Vulcan Materials Co.                                    24,400         1,163,148
                                                                 ---------------
                                                                       5,062,777

--------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc.                                          1,610,000        52,131,800
--------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                   11,800           522,740
--------------------------------------------------------------------------------
Nucor Corp.                                            141,400        11,070,206
--------------------------------------------------------------------------------
Phelps Dodge Corp. 1                                   150,400        12,266,624
--------------------------------------------------------------------------------
Southern Peru
Copper Corp.                                            13,400           596,300
                                                                 ---------------
                                                                      76,587,670

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                                  375,000        12,742,500
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                436,400        10,779,080
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      75,100         2,264,265
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                       131,700         8,232,567
                                                                 ---------------
                                                                      34,018,412

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
Alltel Corp.                                           406,900        22,237,085
--------------------------------------------------------------------------------
BellSouth Corp.                                      2,520,000        67,435,200
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       157,400         5,066,706
--------------------------------------------------------------------------------
Citizens
Communications Co. 1                                 1,140,000        14,398,200
--------------------------------------------------------------------------------
SBC Communications,
Inc.                                                 6,197,000       159,820,630
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                 4,392,410       172,402,093
                                                                 ---------------
                                                                     441,359,914

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
AT&T Wireless
Services, Inc. 1                                     5,155,700        75,376,334
--------------------------------------------------------------------------------
Nextel Communications,
Inc., Cl. A 1                                        1,358,100        31,494,339
                                                                 ---------------
                                                                     106,870,673

--------------------------------------------------------------------------------
UTILITIES--0.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Constellation Energy
Group, Inc.                                            167,000         6,863,700
--------------------------------------------------------------------------------
Duke Energy Corp.                                      389,800         8,630,172
--------------------------------------------------------------------------------
Edison International,
Inc.                                                   352,300         9,469,824
--------------------------------------------------------------------------------
Exelon Corp.                                           627,850        23,136,273
--------------------------------------------------------------------------------
PG&E Corp. 1                                             1,900            55,461
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value
Obligation 1,3                                         700,000           157,500
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                  14,400           471,600
                                                                 ---------------
                                                                      48,784,530

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Energen Corp.                                           12,900           611,976
--------------------------------------------------------------------------------
ONEOK, Inc.                                             39,400           928,262
                                                                 ---------------
                                                                       1,540,238
                                                                 ---------------
Total Common Stocks
(Cost $10,220,591,656)                                            11,763,693,869

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------

Wachovia Corp.,
Dividend Equalization
Preferred Shares 1
(Cost $0)                                              100,000               100

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------

Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1
(Cost $0)                                              500,000            65,000

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--0.2%
--------------------------------------------------------------------------------

Countrywide Home
Loans, 1.60%, 9/1/04
(Cost $30,000,000)                                 $30,000,000        30,000,000

                        28 | OPPENHEIMER MAIN STREET FUND

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
--------------------------------------------------------------------------------
Undivided interest of 15.28% in joint
repurchase agreement (Principal Amount/
Value $695,366,000, with a maturity value
of $695,396,133) with UBS Warburg LLC,
1.56%, dated 8/31/04, to be repurchased
at $106,252,604 on 9/1/04, collateralized
by Federal National Mortgage Assn.,
5%, 3/1/34, with a value
of $710,873,503
(Cost $106,248,000)                               $106,248,000   $   106,248,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $10,356,839,656)                                    99.9%   11,900,006,969
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.1         6,331,209
                                                  ------------------------------
NET ASSETS                                               100.0%  $11,906,338,178
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2004.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2004 amounts to $30,848,494. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES       GROSS        GROSS            SHARES
                         AUGUST 31, 2003   ADDITIONS   REDUCTIONS   AUGUST 31, 2004
-----------------------------------------------------------------------------------

STOCKS AND/OR WARRANTS
Frontier Oil Corp.             1,842,100          --      331,400         1,510,700

                                              UNREALIZED   DIVIDEND     REALIZED
                                            APPRECIATION     INCOME         GAIN
--------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Frontier Oil Corp.                           $22,931,755   $349,715   $4,199,342

3. Illiquid security. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        29 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities loaned
of approximately $13,729,000)
--see accompanying statement:
Unaffiliated companies (cost $10,348,922,917)                   $11,869,158,475
Affiliated companies (cost $7,916,739)                               30,848,494
                                                                ----------------
                                                                 11,900,006,969
--------------------------------------------------------------------------------
Cash                                                                  5,376,298
--------------------------------------------------------------------------------
Collateral for securities loaned                                     13,955,843
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                               23,006,633
Investments sold                                                      3,351,262
Shares of capital stock sold                                            112,087
Other                                                                   178,758
                                                                ----------------
Total assets                                                     11,945,987,850

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           13,955,843
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                     16,636,974
Distribution and service plan fees                                    4,734,482
Transfer and shareholder servicing agent fees                         2,189,176
Shareholder communications                                            1,714,390
Directors' compensation                                                 137,907
Other                                                                   280,900
                                                                ----------------
Total liabilities                                                    39,649,672

--------------------------------------------------------------------------------
NET ASSETS                                                      $11,906,338,178
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                            $     3,672,024
--------------------------------------------------------------------------------
Additional paid-in capital                                       11,640,054,889
--------------------------------------------------------------------------------
Accumulated net investment income                                    45,932,414
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                    (1,326,494,687)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies                                 1,543,173,538
                                                                ----------------
NET ASSETS                                                      $11,906,338,178
                                                                ================

                        30 | OPPENHEIMER MAIN STREET FUND

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$7,384,255,903 and 225,255,289 shares of capital stock outstanding)                $32.78
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                    $34.78
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,558,206,282 and
80,782,165 shares of capital stock outstanding)                                    $31.67
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,241,929,788 and
39,167,322 shares of capital stock outstanding)                                    $31.71
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $150,955,370 and
4,659,976 shares of capital stock outstanding)                                     $32.39
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $570,990,835 and 17,337,667 shares of capital stock outstanding)         $32.93

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        31 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding
taxes of $81,912)                                                  $204,951,788
Affiliated companies                                                    349,715
--------------------------------------------------------------------------------
Interest                                                              1,979,343
--------------------------------------------------------------------------------
Portfolio lending fees                                                  413,232
                                                                   -------------
Total investment income                                             207,694,078

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      56,464,750
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              18,465,500
Class B                                                              28,859,643
Class C                                                              12,778,948
Class N                                                                 611,038
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              15,599,767
Class B                                                               7,560,878
Class C                                                               2,670,027
Class N                                                                 405,978
Class Y                                                                 798,178
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                               1,593,623
Class B                                                               1,265,034
Class C                                                                 281,783
Class N                                                                   9,443
--------------------------------------------------------------------------------
Directors' compensation                                                 226,355
--------------------------------------------------------------------------------
Custodian fees and expenses                                             207,100
--------------------------------------------------------------------------------
Other                                                                   756,052
                                                                   -------------
Total expenses                                                      148,554,097
Less reduction to custodian expenses                                    (12,756)
Less payments and waivers of expenses                                  (372,120)
                                                                   -------------
Net expenses                                                        148,169,221

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                59,524,857

                        32 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                        $1,292,608,164
   Affiliated companies                                               4,199,342
Foreign currency transactions                                         6,575,706
Net increase from payments by affiliates                              6,827,748
                                                                 ---------------
Net realized gain                                                 1,310,210,960
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                         (70,296,327)
Translation of assets and liabilities denominated in foreign
currencies                                                           (2,651,372)
                                                                 ---------------
Net change in unrealized appreciation                               (72,947,699)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,296,788,118
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        33 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                             2004              2003
-----------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------
Net investment income                                  $    59,524,857   $    59,505,325
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                 1,310,210,960      (854,192,996)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)       (72,947,699)    1,475,128,700
                                                       ----------------------------------
Net increase in net assets resulting from operations     1,296,788,118       680,441,029

-----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (47,938,253)      (44,773,361)
Class B                                                             --                --
Class C                                                             --                --
Class N                                                       (486,743)         (497,131)
Class Y                                                     (4,473,289)       (1,922,959)

-----------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                   (415,275,359)      178,709,918
Class B                                                   (688,965,854)     (700,117,179)
Class C                                                    (71,809,797)      (72,176,143)
Class N                                                     62,792,249        29,863,069
Class Y                                                     91,154,911       192,963,219

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Total increase                                             221,785,983       262,490,462
-----------------------------------------------------------------------------------------
Beginning of period                                     11,684,552,195    11,422,061,733
                                                       ----------------------------------
End of period (including accumulated net investment
income of $45,932,414 and $32,558,166,respectively)    $11,906,338,178   $11,684,552,195
                                                       ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        34 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    29.62       $    27.90     $    32.15     $    45.41     $    42.89
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .26              .22            .16            .14            .21
Net realized and unrealized gain (loss)                 3.10             1.69          (4.29)        (11.18)          6.79
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.36             1.91          (4.13)        (11.04)          7.00
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.20)            (.19)          (.07)          (.12)            --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.20)            (.19)          (.12)         (2.22)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    32.78       $    29.62         $27.90     $    32.15     $    45.41
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     11.37%            6.93%        (12.90)%       (24.85)%        17.74%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $7,384,256       $7,033,312     $6,443,983     $7,320,747     $9,264,943
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $7,521,103       $6,310,359     $7,203,226     $7,954,409     $8,428,173
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   0.75%            0.87%          0.52%          0.47%          0.54%
Total expenses                                          0.93% 3,4        0.97% 3        0.99% 3        0.86% 3        0.90% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        35 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.68       $    27.04     $    31.34     $    44.50     $    42.42
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.21)            (.13)          (.20)          (.13)          (.08)
Net realized and unrealized gain (loss)                 3.20             1.77          (4.05)        (10.93)          6.64
                                                  ---------------------------------------------------------------------------
Total from investment operations                        2.99             1.64          (4.25)        (11.06)          6.56
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --             --             --             --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                           --               --           (.05)         (2.10)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    31.67       $    28.68     $    27.04     $    31.34     $    44.50
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     10.43%            6.06%        (13.58)%       (25.39)%        16.84%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $2,558,206       $2,941,765     $3,510,800     $5,404,510     $8,367,040
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,884,434       $2,964,666     $4,607,653     $6,630,335     $7,628,232
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                           (0.10)%           0.04%         (0.25)%        (0.29)%        (0.22)%
Total expenses                                          1.78% 3,4        1.81% 3        1.75% 3        1.61% 3        1.66% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        36 | OPPENHEIMER MAIN STREET FUND

CLASS C     YEAR ENDED AUGUST 31,                       2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.69       $    27.03     $    31.33     $    44.50     $    42.41
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.03)              --           (.11)          (.11)          (.08)
Net realized and unrealized gain (loss)                 3.05             1.66          (4.14)        (10.96)          6.65
                                                  ---------------------------------------------------------------------------
Total from investment operations                        3.02             1.66          (4.25)        (11.07)          6.57
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --               --             --             --             --
Distributions from net realized gain                      --               --           (.05)         (2.10)         (4.48)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --               --           (.05)         (2.10)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    31.71       $    28.69     $    27.03     $    31.33     $    44.50
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     10.53%            6.14%        (13.58)%       (25.42)%        16.87%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,241,930       $1,188,826     $1,198,517     $1,562,452     $2,213,568
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,278,659       $1,111,131     $1,432,566     $1,825,540     $2,004,263
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                           (0.01)%           0.09%         (0.24)%        (0.29)%        (0.23)%
Total expenses                                          1.70% 3,4        1.74% 3        1.75% 3        1.61% 3        1.67% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   76%              94%            78%            76%            73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        37 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED AUGUST 31,                          2004         2003      2002    2001 1
--------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  29.33      $ 27.72   $ 32.09    $34.36
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .15          .20       .12       .02
Net realized and unrealized gain (loss)                    3.05         1.65     (4.31)    (2.29)
                                                       -------------------------------------------
Total from investment operations                           3.20         1.85     (4.19)    (2.27)
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.14)        (.24)     (.13)       --
Distributions from net realized gain                         --           --      (.05)       --
                                                       -------------------------------------------
Total dividends and/or distributions to shareholders       (.14)        (.24)     (.18)       --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  32.39      $ 29.33   $ 27.72    $32.09
                                                       ===========================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        10.93%        6.78%   (13.15)%   (6.61)%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $150,955      $79,188   $43,464    $7,641
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $122,478      $60,950   $28,141    $2,672
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      0.38%        0.65%     0.28%     0.36%
Total expenses                                             1.31%        1.23%     1.24%     1.16%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 4,5     1.18%      N/A 4     N/A 4
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      76%          94%       78%       76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        38 | OPPENHEIMER MAIN STREET FUND

CLASS Y     YEAR ENDED AUGUST 31,                     2004        2003       2002       2001         2000
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  29.75    $  28.02   $  32.28   $  45.64     $  43.00
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .34         .11        .19        .17          .24
Net realized and unrealized gain (loss)               3.13        1.86      (4.28)    (11.22)        6.88
                                                  ---------------------------------------------------------
Total from investment operations                      3.47        1.97      (4.09)    (11.05)        7.12
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.29)       (.24)      (.12)      (.21)          --
Distributions from net realized gain                    --          --       (.05)     (2.10)       (4.48)
                                                  ---------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.29)       (.24)      (.17)     (2.31)       (4.48)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  32.93    $  29.75   $  28.02   $  32.28     $  45.64
                                                  =========================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                   11.69%       7.11%    (12.74)%   (24.76)%      18.00%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $570,991    $441,460   $225,298   $225,475     $260,289
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $558,130    $242,029   $227,835   $239,222     $205,586
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 1.07%       1.01%      0.74%      0.60%        0.77%
Total expenses                                        0.60%       0.87%      0.92%      0.79% 3      0.66%
Expenses after payments and waivers
and reduction to custodian expenses                    N/A 4      0.83%      0.78%      0.73%         N/A 4
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 76%         94%        78%        76%          73%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        39 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main
Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with

                        40 | OPPENHEIMER MAIN STREET FUND

remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the
Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

                        41 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                        NET UNREALIZED
                                                                          APPRECIATION
                                                                      BASED ON COST OF
                                                                        SECURITIES AND
          UNDISTRIBUTED    UNDISTRIBUTED      ACCUMULATED            OTHER INVESTMENTS
          NET INVESTMENT       LONG-TERM             LOSS           FOR FEDERAL INCOME
          INCOME                    GAIN     CARRYFORWARD 1,2,3,4         TAX PURPOSES
          ----------------------------------------------------------------------------

          $46,036,430                $--   $1,226,238,124               $1,442,916,973

1. As of August 31, 2004, the Fund had $1,226,228,046 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2004, details of the capital loss carryforward were as follows:

                    EXPIRING
                    -------------------------
                    2011       $1,226,228,046

2. The Fund had $10,078 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended August 31, 2004, the Fund utilized $941,293,880 of capital loss carryforward to offset capital gains realized in that fiscal year. a

     a. Includes $485,908 of capital loss carryforward acquired in the September
     4, 2003 merger of Oppenheimer Trinity Core Fund.

4. During the fiscal year ended August 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for August 31, 2004.
Net assets of the Fund were unaffected by the reclassifications.

                                    INCREASE TO       INCREASE TO
                                    ACCUMULATED   ACCUMULATED NET
               INCREASE TO       NET INVESTMENT     REALIZED LOSS
               PAID-IN CAPITAL           INCOME    ON INVESTMENTS
               --------------------------------------------------
               $473,744              $6,747,676        $7,221,420

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 was as follows:

                                               YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 2004   AUGUST 31, 2003
               ------------------------------------------------------------
               Distributions paid from:
               Ordinary income                $52,898,285       $47,193,451

                        42 | OPPENHEIMER MAIN STREET FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities   $10,457,096,221
                                                ================
               Gross unrealized appreciation    $ 1,691,386,489
               Gross unrealized depreciation       (248,469,516)
                                                ----------------
               Net unrealized appreciation      $ 1,442,916,973
                                                ================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that

                        43 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock.
Transactions in shares of capital stock were as follows:

                              YEAR ENDED AUGUST 31, 2004      YEAR ENDED AUGUST 31, 2003
                                SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------

CLASS A
Sold                        44,245,000   $ 1,438,726,778    57,515,190   $ 1,539,439,975
Dividends and/or
distributions reinvested     1,388,214        44,020,257     1,539,850        40,960,045
Acquisition-note 8             484,771        14,962,004            --                --
Redeemed                   (58,289,882)   (1,912,984,398)  (52,631,425)   (1,401,690,102)
                           --------------------------------------------------------------
Net increase (decrease)    (12,171,897)  $  (415,275,359)    6,423,615   $   178,709,918
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         9,896,057   $   310,880,353    13,771,522   $   359,570,385
Dividends and/or
distributions reinvested            --                --            --                --
Acquisition-note 8             345,711        10,354,684            --                --
Redeemed                   (32,038,724)   (1,010,200,891)  (41,047,235)   (1,059,687,564)
                           --------------------------------------------------------------
Net decrease               (21,796,956)  $  (688,965,854)  (27,275,713)  $  (700,117,179)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                         5,098,506   $   160,379,276     6,240,812   $   163,131,858
Dividends and/or
distributions reinvested            --                --            --                --
Acquisition-note 8             367,578        11,042,894            --                --
Redeemed                    (7,733,394)     (243,231,967)   (9,141,515)     (235,308,001)
                           --------------------------------------------------------------
Net decrease                (2,267,310)  $   (71,809,797)   (2,900,703)  $   (72,176,143)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                         2,668,652   $    86,070,838     1,754,034   $    46,435,446
Dividends and/or
distributions reinvested        15,059           473,180        18,620           491,777
Acquisition-note 8             677,940        20,916,882            --                --
Redeemed                    (1,401,462)      (44,668,651)     (640,941)      (17,064,154)
                           --------------------------------------------------------------
Net increase                 1,960,189   $    62,792,249     1,131,713   $    29,863,069
                           ==============================================================

                        44 | OPPENHEIMER MAIN STREET FUND

                            YEAR ENDED AUGUST 31, 2004   YEAR ENDED AUGUST 31, 2003
                                SHARES          AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------

CLASS Y
Sold                        15,199,324   $ 503,145,210    9,608,142   $268,159,273
Dividends and/or
distributions reinvested       140,639       4,469,511       71,957      1,919,814
Acquisition-note 8               5,635         171,061           --             --
Redeemed                   (12,846,991)   (416,630,871)  (2,880,960)   (77,115,868)
                           --------------------------------------------------------
Net increase                 2,498,607   $  91,154,911    6,799,139   $192,963,219
                           ========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2004, were
$9,230,161,004 and $10,253,900,804, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and
0.45% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended August 31, 2004, the Fund paid
$26,996,636 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor

                        45 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on
Class B shares and on Class C shares and 0.25% per year on Class N shares. The
Distributor also receives a service fee of up to 0.25% per year under each plan.
If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2004 for Class B, Class C and Class N shares were $44,830,396,
$28,487,977 and $2,254,663, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------

August 31, 2004      $3,171,006         $74,864      $5,944,314         $95,439        $116,888

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the
Manager paid the Fund $6,827,748, an amount equivalent to certain of such commissions incurred in prior years.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average daily net assets per fiscal year for all classes. During the year ended August 31, 2004, OFS waived $193,803,
$145,386, $31,121 and $1,810 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

                        46 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Uunrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

     As of August 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2004 was
$157,500, which represents less than 0.01% of the funds net assets.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US
Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.
Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of August 31, 2004, the
Fund had on loan securities valued at approximately $13,729,000. Cash of
$13,955,843 was received as collateral for the loans, and has been invested in approved instruments.

                                                    Appendix A

                                                RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the
"Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa."
The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a #
symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)

These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors'
         rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating  assigned by Standard & Poor's.  The obligor's  capacity to meet its financial commitment on the obligation is extremely strong.

AA: An  obligation  rated "AA"  differ from the highest  rated  obligations  only in small  degree.  The  obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations in higher-rated  categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions or changing  circumstances  are more  likely to lead to a  weakened  capacity  of the  obligor  to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative  issues.  However,  they face major ongoing  uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An  obligation  rated "B" are more  vulnerable  to  nonpayment  than  obligations  rated  "BB",  but the obligor currently has the capacity to meet its financial  commitment on the obligation.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's  capacity or willingness to meet its financial  commitment on the obligation.

CCC: An obligation rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable business, financial,  and economic  conditions  for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated  debt or preferred stock  obligations rated "C" are currently highly vulnerable to nonpayment.  The
"C" rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar  action  taken, but payments on this  obligation  are being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment  default.  The "D" rating category is used when payments on an obligation are not  made on the date due even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes  that such  payments  will be made  during  such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o        Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both
"foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD"
obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
"DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below
50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process;
those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                              Appendix B

                                             Industry Classifications

Aerospace & Defense                                   Household Products
Air Freight & Couriers                                Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

                                                    Appendix C

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans4
              4)  Group Retirement Plans5
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,
                  SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                    Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to:
         Purchases of Class A shares aggregating $1 million or more.
         Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
              had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
         Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
         Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch")
                  on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill
                  Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

                           Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
         The Manager or its affiliates.

         Present or former officers, directors, trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

         Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
         Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
         Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
         Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
         Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
         "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
         Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
         Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
         Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
         A unit investment trust that has entered into an appropriate agreement with the Distributor.
         Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
         A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
         A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
         Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
         Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
         Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
         To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
         Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
         For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.

              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              Hardship withdrawals, as defined in the plan.7
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.8
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
         For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
         For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

                      Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
         Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
         Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
         The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
         Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
         Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
         Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

         Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

         Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.10
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.11
              9)  On account of the participant's separation from service.12
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

         Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
         Shares sold to the Manager or its affiliates.
         Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
         Shares issued in plans of reorganization to which the Fund is a party.
         Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former
                                                  Quest for Value Funds
--------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

     Oppenheimer Quest Value Fund, Inc.                       Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Fund                          Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
         acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
         purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                     Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or

     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

                Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

          Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
         the Manager and its affiliates,
         present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
         registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose, dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
         employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
         dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the
              Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

         .

Oppenheimer Main Street Fund(R)

Internet Website:
         www.oppenheimerfunds.com

Investment Advisor

         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor

         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Registered Public Accounting Firm

         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Counsel to the Funds

         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to Independent Directors

         Bell, Boyd & Lloyd LLC
         70 West Madison Street, Suite 3100
         Chicago, Illinois 60602

1234

PX700.001.1004

--------

1 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Director" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

2 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.

8 This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Part C

                                       OPPENHEIMER MAIN STREET FUNDS(R), INC.
                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23.  Exhibits

(a)      (i)      Articles of Incorporation dated October 2, 1987:  Filed with Registrant's Post-Effective
Amendment No. 12, (10/25/93), and incorporated herein by reference.

         (ii)     Amended Articles of Incorporation dated December 9, 1987:  Filed with Registrant's
Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

         (iii)    Articles Supplementary to the Articles of Incorporation dated August 18, 1988:  Filed with
Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

         (iv)     Articles Supplementary to the Articles of Incorporation dated January 20, 1989:  Filed with
Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

         (v)      Articles Supplementary to the Articles of Incorporation dated April 16, 1990:  Filed with
Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

         (vi)     Amendment to the Articles of Incorporation dated August 27, 1993:  Filed with Registrant's
Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

         (vii)    Amendment to the Articles of Incorporation dated October 20, 1993:  Filed with Registrant's
Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

         (viii)   Articles Supplementary to the Articles of Incorporation dated October 27, 1993:  Filed with
Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

         (ix)     Articles Supplementary to the Articles of Incorporation dated November 29, 1993:  Filed with
Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

         (x)      Articles Supplementary to the Articles of Incorporation dated April 28, 1994: Filed with
Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

         (xi)     Articles Supplementary to the Articles of Incorporation dated September 30, 1994: Filed with
Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

         (xii)    Articles Supplementary to the Articles of Incorporation dated August 30, 1996: Previously filed with Registrant's Post-Effective Amendment No. 19, (10/30/96), and incorporated herein by reference.

(xiii)   Articles Supplementary to the Articles of Incorporation dated September 30, 1996: Previously filed with
Registrant's Post-Effective Amendment No. 19, (10/30/96), and incorporated herein by reference.

(xiv)    Articles Supplementary to the Articles of Incorporation dated November 30, 1998.  Previously filed with
Registrant's Post-Effective Amendment No. 23, (12/22/98), and incorporated herein by reference.

(xv)     Articles Supplementary to the Articles of Incorporation dated December 19, 2000. Previously filed with
Registrant's Post-Effective Amendment No. 26, (12/20/00), and incorporated herein by reference.

(xvi)    Amendment to the Articles of Incorporation effective April 30, 2003:  Previously filed with Registrant's
Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(b)      Amended By-Laws dated December 19, 2000: Previously filed with Registrant's  Post-Effective  Amendment No.
26, (12/20/00) and incorporated herein by reference.

(c)      (i)      Specimen Class A Stock Certificate - Oppenheimer Main Street Fund: Previously filed with
Registrant's Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

         (ii)     Specimen Class B Stock Certificate - Oppenheimer Main Street Fund: Previously filed with
Registrant's Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

         Specimen Class C Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant's
Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(iv)     Specimen Class N Stock Certificate - Oppenheimer Main Street Fund:  Previously filed with Registrant's
Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

         (v)      Specimen Class Y Stock Certificate - Oppenheimer Main Street Fund:  Previously filed with
Registrant's Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(d)      (i)      Investment Advisory Agreement dated October 22, 1990 for Oppenheimer Main Street Growth &
Income Fund:  Filed with Registrant's Post-Effective Amendment No. 6, (11/1/90), refiled with Registrant's
Post-Effective Amendment No. 14, (9/30/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(e)      (i)      General Distributor's Agreement dated October 13, 1992:  Previously filed with Registrant's
Post-Effective Amendment No. 11, (8/25/93), and incorporated herein by reference.
         (ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

         (iii)    Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

         (iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

         (v)      Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield
Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

         (vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(f)      Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Previously filed with
Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)      (i) Global Custodial Services Agreement dated July 15, 2003, between Registrant and Citibank, N.A.:
Previously filed with the Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer
International Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

         (ii) Amended and Restated Foreign Custody Manager Agreement dated May 31, 2001, as amended July 15,
2003, between Registrant and Citibank, N.A: Previously filed with the Pre-Effective Amendment No. 1 to the
Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and
incorporated herein by reference.

(h)      Not applicable.

(i)      (i)      Opinion and Consent of Counsel dated February 1, 1988: Previously filed with Registrant's
Post-Effective Amendment No. 1 to Registrant's Registration Statement, (6/28/88), refiled with Registrant's
Post-Effective Amendment No. 14,  (9/30/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(ii)     Opinion and Consent of Counsel dated January 20, 1989:  Filed with Registrant's Post-Effective Amendment
No. 4, (10/30/89), and refiled with Post-Effective Amendment No. 14, (9/30/94), pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

(iii)    Opinion and Consent of Counsel for Class N shares dated December 20, 2000: Previously filed with
Registrant's Post-Effective Amendment No. 26, (12/20/00), and incorporated herein by reference.

(j)      Independent Auditors Consent: Filed herewith.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant dated December 22, 1988: Previously filed with Registrant's Post-Effective Amendment No. 3, (1/17/89), and refiled with Post-Effective Amendment No. 14,
(9/30/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(m)      (i)      Amended and Restated Service Plan and Agreement for Class A shares of Oppenheimer Main Street
Fund dated April 26, 2004: Filed herewith.

(ii)     Amended and Restated Distribution and Service Plan and Agreement for Class B shares of Oppenheimer Main
Street Growth & Income Fund dated March 30, 2001: Previously filed with Registrant's Post-Effective Amendment No.
29 (10/23/02), and incorporated herein by reference.

(iii)    Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Main
Street Fund dated February 23, 2004: Filed herewith.

(iv)     Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Main Street Growth &
Income Fund dated October 24, 2000: Previously filed with Registrant's Post-Effective Amendment No. 29
(10/23/02), and incorporated herein by reference.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 9/15/04: Previously filed with
Post-Effective Amendment No. 24 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

(o)       Powers of Attorney dated 6/28/04 for all Directors: Filed herewith.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated May 15, 2002 under Rule 17j-1 of the
Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 29 to the Registration
Statement of Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b)     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name    and    Current     Position     with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni                      Formerly  Vice   President   (April  2000)  and  First  Vice  President
Vice President                                (February 2003-July 2004) of Citigroup Global Markets Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Timothy L. Abbuhl,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Agan,                                  Vice  President  of  OppenheimerFunds  Distributor,  Inc.,  Shareholder
Vice President                                Financial Services, Inc., OFI Private Investments,  Inc. and Centennial
                                              Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Amato,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tracey Beck Apostolopoulos,                   Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Janette Aprilante,                            Secretary  (since  December  2001)  of:  OppenheimerFunds  Distributor,
Vice President & Secretary                    Inc., Centennial Asset Management Corporation,  Oppenheimer Partnership
                                              Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc., Shareholder
                                              Financial   Services,    Inc.,    Shareholder   Services,    Inc.   and
                                              OppenheimerFunds  Legacy  Program.  Secretary  (since  June  2003)  of:
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc. and OFI Institutional  Asset Management,  Inc. Assistant Secretary
                                              (since December 2001) of OFI Trust Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Baker,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joanne Bardell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Connie Bechtolt,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lalit K. Behal                                Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Craig Billings,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert J. Bishop,                             Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc.
Vice President                                and Centennial Asset Management Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa I. Bloomberg,                            Formerly  First Vice  President  and Associate  General  Counsel of UBS
Vice President & Associate Counsel            Financial Services Inc. (May 1999-May 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Veronika Boesch,                              Formerly  (until  February  2004) an  independent  consultant/coach  in
Assistant Vice President                      organizational development.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Chad Boll,                                    None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Antulio N. Bomfim,                            A senior  economist with the Federal  Reserve Board (June  1992-October
Vice President                                2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John C. Bonnell,                              Vice President of Centennial Asset Management  Corporation.  Formerly a
Vice President                                Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michelle Borre Massick,                       None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Boydell,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Bromberg,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joan Brunelle,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Buckmaster,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Burke,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark Burns,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeoffrey Caan,                                Formerly Vice President of ABN AMRO NA, Inc. (June 2002-August 2003).
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine Carroll,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Debra Casey,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Chaffee,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Chibnik,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brett Clark,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements,                          None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial Services,  Inc. and OppenheimerFunds  Legacy Program;  Senior
                                              Vice President of Shareholder Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Cottier,                                None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Coulston,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George Curry,                                 None.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Damian,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John M. Davis,                                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Randall C. Dishmon,                           None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Doyle,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bruce C. Dunbar,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Dvorak,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

James Robert Erven                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

George R. Evans,                              None
Senior Vice President and Director of
International Equities

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathy Faber,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Falicia,                                Assistant  Secretary (as of July 2004) of HarbourView  Asset Management
Assistant Vice President                      Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Farrar,                              Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Thomas Farrell,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emmanuel Ferreira,                            Formerly  a  portfolio   manager   with   Lashire   Investments   (July
Vice President                                1999-December 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman of the Rochester Division            the  Board of  Directors  of  International  Museum of  Photography  at

                                              George Eastman House.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bradley G. Finkle,                            Formerly  Head  of  Business  Management/Proprietary   Distribution  at
Vice President                                Citigroup Asset Management (August 1986-September 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Finley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dominic Freud,                                Formerly,  a Partner  and  European  Equity  Portfolio  manager  at SLS
Vice President                                Management (January 2002-February 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dan Gagliardo,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hazem Gamal,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan P. Gangemi,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Seth Gelman,                                  Formerly an  Associate  in the Asset  Management  Legal  Department  at
Vice President                                Goldman Sachs & Co. (February 2003-August 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Phillip S. Gillespie,                         Formerly  First Vice President of Merrill Lynch  Investment  Management
Senior Vice President & Deputy General        (2001 to September 2004).
Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bejamin J. Gord,                              Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc..

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Granger,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert B. Grill,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Gwynn,                                 None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Hauenstein,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dennis Hess,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joseph Higgins,                               Vice President of OFI Institutional Asset Management, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Hoelscher,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Huttlin,                                 Senior Vice President  (Director of the International  Division) (since
Vice President                                January 2004) of OFI  Institutional  Asset Management,  Inc.;  Director
                                              (since June 2003) of OppenheimerFunds (Asia) Limited

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Corry E. Hyer,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steve P. Ilnitzki,                            Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kelly Bridget Ireland,                        Vice  President  (since January 2004) of  OppenheimerFunds  Distributor
Vice President                                Inc.   Formerly,   Director  of  INVESCO   Distributors   Inc.   (April
                                              2000-December 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President, Senior Counsel and            Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
Assistant Secretary                           of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Michael Johnson,                         None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Kandilis,                             None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer E. Kane,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lynn O. Keeshan,                              Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cristina J. Keller,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Martin S. Korn,                               Formerly  a  Senior  Vice  President  at Bank of  America  (Wealth  and
Senior Vice President                         Investment Management Technology Group) (March 2002-August 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Kourkoulakos,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Kramer,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Kunz,                                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Lamentino,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John W. Land,                                 Formerly Human  Resources  Manager at Goldman Sachs (October  2000-July
Assistant Vice President                      2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Latino,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kristina Lawrence,                            Formerly Assistant Vice President of  OppenheimerFunds,  Inc. (November
Vice President                                2002-March 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Guy E. Leaf,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gayle Leavitt,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher M. Leavy,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dina C. Lee,                                  Formerly (until December 2003) Assistant  Secretary of OppenheimerFunds
Assistant Vice President & Assistant Counsel  Legacy Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Randy Legg,                                   Formerly an associate with Dechert LLP (September 1998-January 2004).
Assistant Vice President & Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Justin Leverenz,                              Formerly, a  research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                                2002-May 2004)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Daniel Lifshey,                               Formerly a Marketing Manager at PIMCO Advisors (January  2002-September
Assistant Vice President                      2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dongyan Ma,                                   Formerly  an  Assistant  Vice  President  with  Standish  Mellon  Asset
Assistant Vice President                      Management (October 2001-October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark H. Madden,                               Formerly  Senior  Vice  President  and Senior  Portfolio  Manager  with
Vice President                                Pioneer Investments, Inc. (July 1990-July 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Magee,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathleen Mandzij,                             Formerly  Marketing  Manager - Sales Force Marketing  (March  2003-June
Assistant Vice President                      2004) of OppenheimerFunds, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jerry Mandzij,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of  OFI  Institutional   Asset  Management,   Inc.  Formerly  Executive
                                              Director  and  portfolio  manager  for Miller,  Anderson & Sherrerd,  a division of Morgan Stanley  Investment  Management  (August  1993-April
                                              2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Mattisinko,                             Assistant  Secretary  of  HarbourView  Asset  Management   Corporation,
Vice President & Associate Counsel            OppenheimerFunds Legacy Program, OFI Private Investments,  Inc. and OFI
                                              Institutional  Asset  Management,  Inc. Formerly an Associate at Sidley
                                              Austin Brown and Wood LLP (1995 - October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Elizabeth McCormack,                          Vice President and Assistant  Secretary of HarbourView Asset Management
Vice President                                Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph McGovern,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles L. McKenzie,                          Chairman  of the  Board  and  Director  of  OFI  Trust  Company;  Chief
Senior Vice President                         Executive Officer,  President, Senior Managing Director and Director of
                                              HarbourView Asset Management  Corporation and OFI  Institutional  Asset
                                              Management,   Inc.;   President,   Chairman  and  Director  of  Trinity
                                              Investment Management Corporation

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lucienne Mercogliano,                         None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Wayne Miao,                                   Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and                  1999 - May 2004).
Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Nikolaos D. Monoyios,                         None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Murphy,                                  President   and  Director  of   Oppenheimer   Acquisition   Corp.   and
Chairman, President, Chief                    Oppenheimer  Partnership  Holdings,  Inc.  Director of Centennial Asset
Executive Officer & Director                  Management Corporation,  OppenheimerFunds  Distributor,  Inc.; Chairman
                                              Director  of  Shareholder  Services,  Inc.  and  Shareholder  Financial
                                              Services,  Inc.;  President  and  Director  f  OppenheimerFunds  Legacy
                                              Program; Director of OFI Institutional Asset Management,  Inc., Trinity
                                              Investment Management  Corporation,  Tremont Capital Management,  Inc.,
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc.;  President  and Director of  Oppenheimer  Real Asset  Management,
                                              Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance
                                              Company;  Director  of DLB  Acquisition  Corporation;  a member  of the
                                              Investment Company Institute's Board of Governors.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jesper Nergaard,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Norman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Matthew O'Donnell,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John O'Hare,                                  Formerly  Executive Vice  President and Portfolio  Manager (June 2000 -
Vice President                                August 2003) at Geneva Capital Management, Ltd.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lerae A. Palumbo,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert H. Pemble,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lori L. Penna,                                Formerly  an  RFP  Manager/Associate  at  JPMorgan  Chase  & Co.  (June
Assistant Vice President                      2001-September 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Petersen,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marmeline Petion-Midy,                        Formerly  a  Senior   Financial   Analyst  with  General   Motors,   NY
Assistant Vice President                      Treasurer's Office (July 2000-Augut 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Pfeffer,                                Senior Vice  President  of  HarbourView  Asset  Management  Corporation
Senior Vice President and Chief Financial     since February 2004. Formerly,  Director and Chief Financial Officer at
Officer                                       Citigroup Asset Management (February 2000-February 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Scott Phillips,                               Formerly Vice President at Merrill Lynch  Investment  Management  (June
Vice President                                2000-July 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gary Pilc,                                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jason Pizzorusso,                             Formerly  a  Vice  President,   Research  and  Development  at  Crucial
Assistant Vice President                      Security Inc. (August  2000-May 2002;  part-time while attending school until 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Poiesz,                                 Formerly a Senior Portfolio  Manager at Merrill Lynch (October 2002-May
Senior Vice President, Head of Growth         2004).  Founding  partner of  RiverRock,  a hedge fund  product  (April
Equity Investments                            1999-July 2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeffrey Portnoy,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Raghaw Prasad,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Preuss,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian N. Reid,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marc Reinganum,                               Formerly  (until  August  2002)  Vaughn  Rauscher  Chair  in  Financial
Vice President                                Investments  and  Director,  Finance  Institute  of Southern  Methodist
                                              University, Texas.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Reiter,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Richardson,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claire Ring,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacey Roode,                                 None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacy Roth,                                   None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Andrew Ruotolo,                               Vice  Chairman,  Treasurer,  Chief  Financial  Officer  and  Management
Executive Vice President and Director         Director of Oppenheimer  Acquisition  Corp.;  President and Director of

                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Trinity Investment  Management  Corporation and Director of
                                              OFI Trust Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kim Russomanno,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Timothy Ryan,                                 Formerly  a  research  analyst  in the large  equities  group at Credit
Vice President                                Suisse Asset Management (August 2001-June 2004)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rohit Sah,                                    None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Karen Sandler,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rudi W. Schadt,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Schulte,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Navin Sharma,                                 None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Edward James Sivigny                          None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Enrique H. Smith,                             None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Keith J. Spencer,                             None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marco Antonio Spinar,                         None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Stevens,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gregory J. Stitt,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Stricker,                             Vice President of Shareholder Services, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Deborah A. Sullivan,                          Secretary of OFI Trust Company.
Assistant Vice President & Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mary Sullivan,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan B. Switzer,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian C. Szilagyi,                            Manager of Compliance  at Berger  Financial  Group LLC (May  2001-March
Assistant Vice President                      2003);  Director of Financial  Reporting  and  Compliance at First Data
                                              Corporation (April 2003-June 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Temple,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeaneen Terrio,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Eamon Tubridy,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith Tucker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Angela Uttaro,                                None
Assistant Vice President:
Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President and Chief Compliance    Management  Corporation and Shareholder Services,  Inc. Formerly (until
Officer                                       March 2004) Vice President of OppenheimerFunds, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rene Vecka,                                   Formerly  Vice  President  of  Shareholder  Services,  Inc.  (September
Assistant Vice President,                     2000-July 2003).
Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Vincent Vermette,                             Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Walsh,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Patricia Walters,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christopher D. Weiler,                        None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Adam Weiner,                                  Formerly a Vice  President at AIG Trading  (March  2003-May 2004) prior
Assistant Vice President                      to  which  he  was  a  Managing   Director  at  ING  Barings  (December
                                              1999-February 203).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Barry D. Weiss,                               Vice  President of  HarbourView  Asset  Management  Corporation  and of
Vice President                                Centennial Asset Management Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Melissa Lynn Weiss,                           None
Vice President & Associate Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Diederick Wermolder,                          Director of  OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President                         plc;  Senior Vice  President  (Managing  Director of the  International
                                              Division) of OFI  Institutional  Asset  Management,  Inc.;  Director of
                                              OppenheimerFunds (Asia) Limited.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Annabel Whiting,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William L. Wilby,                             None
Senior Vice President and Senior Investment
Officer, Director of Equities

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,

                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,
                                              Inc., OFI Institutional Asset Management,  Inc.,  OppenheimerFunds  plc
                                              and  OppenheimerFunds  Legacy  Program;  Treasurer and Chief  Financial
                                              Officer  of OFI  Trust  Company;  Assistant  Treasurer  of  Oppenheimer
                                              Acquisition Corp.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Carol E. Wolf,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of Centennial Asset Management Corporation;  serves on the Board of the

                                              Colorado Ballet.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kurt Wolfgruber,                              Director  of  Tremont  Capital  Management,   Inc.,  HarbourView  Asset
Executive Vice President, Chief Investment    Management  Corporation and OFI Institutional  Asset  Management,  Inc.
Officer and Director                          (since June 2003)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jill Zachman,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucy Zachman,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President and                  General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership  Holdings,   Inc.;  Director  and  Assistant  Secretary  of
                                              OppenheimerFunds  plc;  Secretary  and General  Counsel of  Oppenheimer
                                              Acquisition    Corp.;    Director    and    Assistant    Secretary   of
                                              OppenheimerFunds  International  Ltd.;  Director  of  Oppenheimer  Real
                                              Asset  Management,  Inc. and  OppenheimerFunds  (Asia)  Limited);  Vice
                                              President of OppenheimerFunds Legacy Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior  Vice  President   (since  April  1999)  of  HarbourView   Asset
Senior Vice President                         Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.

Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)

Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA

     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer
Real Asset Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado
80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management
Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments,
Inc., OFI Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 26(b)
above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Timothy Abbhul(1)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Janette Aprilante(2)                            Secretary                            None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       None
2901B N. Lakewood Avenue
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert J. Bishop(1)                             Treasurer                            None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas S. Blankenship                          Vice President                       None
17011 Wood Bark Road
Springs, TX 77379
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michelle Brennan(2)                             Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Patrick Campbell(1)                             Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Andrew Chonofsky                                Vice President                       None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Melissa Clayton(2)                              Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Julian C. Curry(2)                              Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kristi Diehl(1)                                 Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue
Grosse Pointe, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey                                 Senior Vice President                None
2 Pheasant Drive
Ringoes, NJ 08551
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Eric Fishel                                     Vice President                       None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J) Fortuna(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

James E. Gunther(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin Healy(2)                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clifford W. Heidinger                           Vice President                       None
111 Ipswich Road
Boxford, MA 01921
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Phillipe D. Hemery                              Vice President                       None
5 Duck Pond Lane
Ramsey, NJ 07446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin Hennessey                                 Vice President                       None
10206 Emerald Woods Avenue
Orlando, FL 32836

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson                                 Vice President                       None
4 Craig Street
Jericho, NY 11753
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Andrew Humble                                   Vice President                       None
419 Phillips Avenue
len Ellyn, IL 60137

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Stephen Ilnitzki(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue So.
Minneapolis, MN 55409
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dean Kopperud(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthurLoop
Bend, OR 97702

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Paul R. LeMire(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Eric J. Liberman(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James V. Loehle                                 Vice President                       None
30 Wesley Hill Lane
Warwick, NY 10990
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Loncar(1)                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Montana W. Low                                  Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Craig Lyman                                     Vice President                       None
3930 Swenson St. #502
Las Vegas, NV 89119

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michael Malik                                   Vice President                       None
126 Bernard Street
San Francisco, CA 94109

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion                                  Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Sandie Massaro(2)                               Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Anthony P. Mazzariello                          Vice President                       None
8 Fairway Road
Sewickley, PA 15143
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
3812 Leland Street
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kent C. McGowan                                 Vice President                       None
9510 190th Place SW

Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Craig Meister                                   Vice President                       None
1880 Hemlock Cricle
Abinston, PA 19001

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Clint Modler(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David W. Mountford(2)                           Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John V. Murphy(2)                               Director                             President & Trustee

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bradford Norford                                Vice President                       None
4607 Timberglen Rd.
Dallas, TX 75287

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.

Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit                               Vice President                       None
22 Fall Meadow Drive
Pittsford, NY 14534
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Puleo-Carter(2)                          Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Richard Rath                                    Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Rentschler                              Vice President                       None
677 Middlesex Road
Grosse Pointe Park, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jill Schmitt(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

William Schories(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Spensley(2)                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bryan Stein(2)                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Wayne Strauss(3)                                Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane

Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan K.Toma                                    Vice President                       None
7311 W. 145th Terrace
Overland Park, KS 66223
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark Vandehey(1)                                Vice President                       Vice President and Chief
                                                                                     Compliance Officer

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Vincent Vermete(2)                              Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Chris Werner(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Wilson(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jill Zachman(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Vice President & Secretary
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts,  books and other documents  required to be maintained by Registrant  pursuant to Section 31(a) of the
Investment  Company Act of 1940 and rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the
Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the
25th day of October, 2004

                                                              Oppenheimer Main Street Funds, Inc.

                                                              By:  /s/ John V. Murphy*
                                                              ---------------------------------------------
                                                              John V. Murphy, President,
                                                              Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                Title                                     Date

/s/ William L. Armstrong*                   Chairman of the                         October 25, 2004
---------------------------               Board of Directors
William L. Armstrong

/s/ John V. Murphy*                       President, Principal                      October 25, 2004
------------------------                  Executive Officer & Director
John V. Murphy

/s/ Brian W. Wixted*                      Treasurer, Principal                      October 25, 2004
-------------------------                 Financial &
Brian W. Wixted                           Accounting Officer

/s/ Robert G. Avis*                       Director                                  October 25, 2004

---------------------
Robert G. Avis

/s/ George Bowen*                         Director                                  October 25, 2004

----------------------
George Bowen

/s/ Edward Cameron*                       Director                                  October 25, 2004

------------------------
Edward Cameron

/s/ Jon S. Fossel*                        Director                                  October 25, 2004

--------------------
Jon S. Fossel

/s/ Sam Freedman*                         Director                                  October 25, 2004

---------------------
Sam Freedman

/s/ Beverly L. Hamilton*

-------------------------                 Director                                  October 25, 2004
Beverly L. Hamilton

/s/ Robert J. Malone*

-----------------------                   Director                                  October 25, 2004
Robert J. Malone

/s/ F. William Marshall, Jr.*             Director                                  October 25, 2004

----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
       -----------------------------------------
       Mitchell J. Lindauer, Attorney-in-Fact

                                        OPPENHEIMER MAIN STREET FUNDS, INC.

                                          Post-Effective Amendment No. 31

                                        Registration Statement No. 33-17850

                                                   EXHIBIT INDEX

          Exhibit No.              Description

          23(j)                    Independent Auditors' Consent

          23(m)(i)                 Amended and Restated Plan and Agreement for Class A Shares
          23(m)(iii)               Amended and Restated Plan and Agreement for Class C Shares

          23(o)                    Powers of Attorney dated 6/28/04